As filed with the Securities and Exchange Commission on April 11, 2012
================================================================================
                                           1933 Act Registration No. 333-178767
                                            1940 Act Registration No. 811-22652

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
Pre-Effective Amendment No. 1                                                [X]
Post-Effective Amendment No. __                                              [ ]
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
Amendment No. 1                                                              [X]


                      FIRST TRUST VARIABLE INSURANCE TRUST
               (Exact name of registrant as specified in charter)
                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
              (Address of Principal Executive Offices) (Zip Code)


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 621-1675

                       W. Scott Jardine, Esq., Secretary
                      First Trust Variable Insurance Trust
                           First Trust Advisors L.P.
                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
                    (Name and Address of Agent for Service)

                                    Copy to:
                               Eric F. Fess, Esq.
                             Chapman and Cutler LLP
                             111 West Monroe Street
                            Chicago, Illinois 60603

      Title of Securities Being Registered - Shares of beneficial interest

      Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

      The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                   CONTENTS OF PRE-EFFECTIVE AMENDMENT NO. 1

      This Pre-Effective Amendment to the Registration Statement comprises the following papers and contents:

      The Facing Sheet

      Part A - Prospectus for First Trust/Dow Jones Dividend & Income Allocation Portfolio

      Part B - Statement of Additional Information for First Trust/Dow Jones Dividend & Income Allocation Portfolio

      Part C - Other Information

      Signatures

      Index to Exhibits

      Exhibits

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OF SALE IS NOT PERMITTED.


                  PRELIMINARY PROSPECTUS DATED APRIL 11, 2012
                             SUBJECT TO COMPLETION


[LOGO OMITTED]
First Trust                                 FIRST TRUST VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------

                                   Prospectus

                                _________, 2012

                                                                      TICKER
                                                                      SYMBOL
                                                                      ------
FIRST TRUST/DOW JONES DIVIDEND & INCOME
ALLOCATION PORTFOLIO

      The Trust is an investment vehicle for life insurance companies writing variable annuity contracts and variable life insurance contracts (each a "Participating Insurance Company"). This prospectus provides important information regarding the First Trust/Dow Jones Dividend & Income Allocation Portfolio (the "Fund").

      The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.


            NOT FDIC INSURED    MAY LOSE VALUE    NO BANK GUARANTEE

                               TABLE OF CONTENTS

SECTION                                                                     PAGE

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO..................1

ADDITIONAL INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE AND
   STRATEGIES.................................................................6

FUND INVESTMENTS..............................................................6

ADDITIONAL RISKS OF INVESTING IN THE FUND.....................................8

FUND ORGANIZATION............................................................10

MANAGEMENT OF THE FUND.......................................................11

INVESTMENT IN FUND SHARES....................................................11

REDEMPTION OF FUND SHARES....................................................13

DISTRIBUTIONS AND TAXES......................................................13

RULE 12B-1 PLAN..............................................................14

NET ASSET VALUE..............................................................14

FUND SERVICE PROVIDERS.......................................................15

SHAREHOLDER INQUIRIES........................................................16

MARKET TIMING................................................................16

DISCLAIMERS..................................................................16

FINANCIAL HIGHLIGHTS.........................................................17

          FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO


                              SUMMARY INFORMATION

INVESTMENT OBJECTIVE

      The First Trust/Dow Jones Dividend & Income Allocation Portfolio (the "Fund") seeks to provide total return by allocating among dividend-paying stocks and investment grade bonds.

FEES AND EXPENSES OF THE FUND

      The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund ("Shares"). The Total Annual Fund Operating Expenses reflected below do not include contract level fees of the variable annuity or variable life insurance contracts offered by a Participating Insurance Company (each a "Contract"). If such fees were included, the Total Annual Fund Operating Expenses would be higher.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)      None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees                                                                           0.60%
Distribution and Service (12b-1) Fees                                                     0.25%
Other Expenses(1)                                                                         0.43%
                                                                                          -----
Total Annual Fund Operating Expenses                                                      1.28%

Fee Waiver and Expense Reimbursement(2)                                                   0.08%

Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement       1.20%

-------------------

(1) Because the Fund has no operating history, "Other Expenses" are based on estimated net assets of $100 million for the current fiscal year.

(2) First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 1.20% of its average daily net assets per year at least until May 1, 2013. Expenses borne by First Trust are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 1.20% of its average daily net assets per year. The agreement may be terminated by the Trust on behalf of the Fund at any time and by First Trust only after May 1, 2013 upon 60 days' written notice.


EXAMPLE
      The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund's annual operating expenses remain at current levels until May 1, 2013. Additionally, the example assumes that First Trust's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 1.20% of average daily net assets per year will be terminated following May 1, 2013. The example does not take into account Contract level fees. If such fees were included the estimated expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

                1 YEAR             3 YEARS
                ------             -------
                 $122                $397

Portfolio Turnover

      The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

      The Fund seeks to achieve its investment objective by investing, under normal market conditions, approximately 40-60% of its net assets in equity securities and approximately 40-60% of its net assets in fixed income securities at the time of purchase. The equity portion of the portfolio will be derived from a quantitative process that seeks to provide total return through investing generally in dividend paying stocks included in the Dow Jones U.S. Total Stock Market Index(SM). First Trust Advisors L.P. ("First Trust" or the "Advisor") reserves the right to over-weight, under-weight or exclude certain securities from the Fund that would otherwise be selected pursuant to the quantitative process in certain instances.

      The fixed income component seeks to provide income and preserve capital through investing in a diversified investment grade bond portfolio. Investment grade bonds are those bonds rated "BBB-" or higher by Standard & Poor's Financial Services LLC or Fitch, Inc. or "Baa3" or higher by Moody's Investors Service, Inc. at the time of purchase. Under normal market conditions, at the time of purchase approximately 80% of the net assets of the Fund allocated to corporate bonds will be invested in: investment grade bonds included in the Dow Jones(R) Corporate Bond Index (the "Bond Index") and other investment grade bonds of issuers whose securities are included in the Bond Index; and investment grade bonds of issuers included in the Dow Jones(R) Industrial Index (the "Dow 30"). The Fund may also invest in U.S. government and agency securities, including mortgage-backed securities. The Fund may, at certain times, also hold exchange-traded funds ("ETFs") that invest in investment grade corporate bonds and US Government bonds in lieu of investing directly in bonds.

PRINCIPAL RISKS

      You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

      Equity Securities Risk. There is the risk that the value or price of a particular stock or other equity or equity-related security owned by the Fund could go down and you could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector of those markets in which the Fund invests could go down.

      Smaller Company Risk. The Fund invests in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

      Fixed Income Securities Risk. Investment in fixed income securities involves a variety of risks, including the risk that an issuer or guarantor of a security will be unable to pay some or all of the principal and interest when due (credit risk); the risk that the Fund may not be able to sell some or all of the securities its holds, either at the price at which it values the security or at any price (liquidity risk); and the risk that the rates of interest income generated by the fixed income investments of the Fund may decline due to a decrease in market interest rates and that the market prices of the fixed income investments of the Fund may decline due to an increase in market interest rates (interest rate risk).

      Market and Management Risk. Markets in which the Fund invests may experience volatility and go down in value, and possibly sharply and unpredictably. All decisions by the Advisor require judgment and are based on imperfect information. Additionally, the investment techniques, risk analysis and investment strategies used by the Advisor in making investment decisions for the Fund may not produce the desired results.

      ETF Risk. ETFs in which the Fund may invest are index funds bought and sold on a securities exchange. An ETF trades like a common stock and represents a portfolio of securities designed to track a particular market index. The ETFs in which the Fund may invest will generally track a corporate or government bond index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

      Mortgage-backed Securities and Prepayment Risk. Unscheduled or early payments of principal and interest on the mortgages underlying mortgage-backed securities in which the Fund may invest may make the securities' effective maturity shorter than stated. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. In addition, mortgage-backed securities are subject to prepayment risk, the risk that borrowers may pay off their mortgages sooner than expected, particularly when interest rates decline.

PERFORMANCE

      The Fund has not yet commenced operations and, therefore, does not have a performance history. Once available, the Fund's performance information will be available on the Fund's website at www.ftportfolios.com.

MANAGEMENT

      Investment Advisor

      First Trust Advisors L.P.

      Portfolio Managers

      The Fund's portfolio is managed by a team (the "Investment Committee") consisting of: Daniel J. Lindquist, Chairman of the Investment Committee and Senior Vice President of First Trust; Robert F. Carey, Chief Investment Officer and Senior Vice President of First Trust; Jon C. Erickson, Senior Vice President of First Trust; David G. McGarel, Senior Vice President of First Trust; Roger F. Testin, Senior Vice President of First Trust; Todd Larson, Vice President of First Trust; and Eric Maisel Vice President of First Trust.

PURCHASE AND SALE OF FUND SHARES

      Shares of the Fund are sold only to each Participating Insurance Company's variable insurance account (each an "Account") to fund the benefits of the Contracts. The Account purchases Shares of the Fund in accordance with variable account allocation instructions received from owners of the policies.

      Individual investors may not purchase or redeem Shares in the Fund directly; Shares may be purchased or redeemed only through the Contracts. There are no minimum investment requirements. For a discussion of how Contract owners may purchase Fund Shares, please refer to the prospectus for the Account. Owners of the Contracts may direct purchase or redemption instructions to their Participating Insurance Company.

      The Fund offers to buy back (redeem) Shares of the Fund from the Account at any time at net asset value ("NAV"). The Account will redeem Shares to make benefit or surrender payments under the terms of the Contracts or to effect transfers among investment options. Redemptions are processed on any day on which the Fund is open for business and are effected at the NAV next determined after the redemption order, in proper form, is received. Orders received before the close of trading on a business day will receive that day's closing price, otherwise, the next business day's price will be used. For a discussion of how Contract owners may redeem Shares, please refer to the prospectus for your Account.

TAX INFORMATION

      Because Shares of the Fund are purchased through Contracts, the Fund's distributions (which will consist of ordinary income and capital gains) will be exempt from current taxation if left to accumulate within the Contract. Please refer to your Account's prospectus for more information.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

      If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or a Participating Insurance Company), First Trust and related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

    ADDITIONAL INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE AND STRATEGIES

      To select the equity securities for the Fund, First Trust primarily follows a disciplined investment strategy that invests in the common stocks determined by the strategy. The equity component of the portfolio is derived from a quantitative process that seeks to provide total return with below market risk and an above market dividend yield through investing generally in dividend paying stocks. First Trust begins with the universe of stocks in the Dow Jones(R) US Total Stock Market Index. The First Trust quantitative model for selecting the equity component of the Fund incorporates investment metrics for dividend strength, capital strength and price stability. The top 150-170 best scoring stocks are selected utilizing the First Trust quantitative selection methodology; however, First Trust reserves the right to over-weight, under-weight or exclude certain securities from the Fund that would otherwise be selected pursuant to the methodology in certain instances including, but not limited to: the bankruptcy of the issuer; a legal question or impediment is affecting the security; an issue has arisen calling into question the viability, liquidity or tradability of the issuer; a decrease or elimination in dividends by an issuer; or as otherwise determined from time to time by First Trust. Stocks are typically equally weighted and the equity portfolio is generally rebalanced each quarter.

      To select the fixed income securities for the Fund, First Trust begins with a universe of: investment grade bonds included in the Bond Index and other investment grade bonds of issuers whose securities are included in the Index; and investment grade bonds of issuers included in the Dow 30. Under normal market conditions, at the time of purchase bonds from this universe will comprise approximately 80% of the net assets of the Fund devoted to corporate bonds. The Fund may also invest in U.S. Government and agency securities that First Trust believes will aid in managing duration, liquidity needs, and credit risk. The Fund may also hold ETFs that invest in investment grade corporate bonds and US Government bonds in lieu of investing directly in bonds. The Fund may hold these ETFs to provide an efficient means to temporarily invest cash. However, the ETF holdings may constitute a large portion of the bond portfolio in periods when Fund asset size is low and it is in the best interest of the Fund to transact in ETFs for purposes of efficient liquidity and diversification benefits when compared to that provided by transacting in bonds directly. In selecting the fixed income securities for the Fund, First Trust follows a top-down analysis of key secular and cyclical trends that seeks to identify the optimal sector allocation and security selection based upon macro trends and bottom-up fundamental research. The investment process routinely monitors market conditions and portfolio risk for its effect on relative value.

                                FUND INVESTMENTS

PRINCIPAL INVESTMENTS

INVESTMENT LIMITATIONS

      The Fund has an investment objective and has adopted certain investment limitations (based on total assets) that cannot be changed without shareholder approval and are designed to limit your investment risk. These limitations include restrictions on the issuance of senior securities, borrowing money for other than temporary or other permissible purposes, underwriting securities of other issuers, transacting in real estate interests, making loans, transacting in physical commodities, and mortgaging Fund assets. Such limitations are discussed further in the Fund's Statement of Additional Information ("SAI").

      The Fund may engage in active and frequent trading which may result in increased portfolio turnover and brokerage costs.

EQUITY SECURITIES

      The Fund invests approximately 40-60% of its net assets in equity securities.

CORPORATE DEBT SECURITIES

      The Fund invests in corporate debt securities, which include corporate bonds, debentures, notes and other similar instruments, including convertible securities and preferred stock. Debt securities may be acquired with warrants attached.

ETFS

      An ETF is an investment company that holds a portfolio of securities generally designed to track the performance of an index (in this case, a corporate bond index). ETFs trade on a securities exchange and their shares may, at times, trade at a premium or discount to their net asset value. In addition, the Fund will incur brokerage costs when purchasing and selling shares of ETFs.

U.S. GOVERNMENT SECURITIES

      The Fund may invest in U.S. government and agency securities, including mortgage-backed securities. U.S. government securities include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

ADDITIONAL INVESTMENTS

CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

      Normally, the Fund invests substantially all of its assets to meet its investment objective. The Fund may invest the remainder of its assets in securities with maturities of less than one year or cash equivalents, or it may hold cash. The investment in such instruments is not a principal investment strategy of the Fund. The percentage of the Fund invested in such holdings varies and depends on several factors, including market conditions. For temporary defensive purposes and during periods of high cash inflows or outflows, the Fund may depart from its principal investment strategies and invest part or all of its assets in these securities or it may hold cash. During such periods, the Fund may not be able to achieve its investment objective. The Fund may adopt a defensive strategy when the portfolio managers believe securities in which the Fund normally invests have elevated risks due to political or economic factors and in other extraordinary circumstances. For more information on eligible short-term investments, see the SAI.

DERIVATIVES

The Fund may use futures, interest rate swaps, total return swaps, non-U.S. currency swaps, credit default swaps, options and other derivative instruments to seek to enhance return, to hedge some of the risks of its investments in securities, as a substitute for a position in the underlying asset, to reduce transaction costs, to maintain full market exposure (which means to adjust the characteristics of its investments to more closely approximate those of the markets in which it invests), to manage cash flows, to limit exposure to losses due to changes to non-U.S. currency exchange rates, or to preserve capital.

DELAYED DELIVERY SECURITIES

      The Fund may buy or sell securities on a when-issued or delayed-delivery basis, paying for or taking delivery of the securities at a later date, normally within 15 to 45 days of the trade. Such transactions involve an element of risk because the value of the securities to be purchased may decline before the settlement date.

PORTFOLIO HOLDINGS

      A description of the policies and procedures with respect to the disclosure of the Fund's portfolio securities is included in the Fund's SAI and on the Fund's website at www.ftportfolios.com.

                   ADDITIONAL RISKS OF INVESTING IN THE FUND

      Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following risks in addition to the Principal Risks set forth above in this prospectus.

      Issuer Specific Changes Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.


      Borrowing and Leveraging Risk. The Fund may borrow for temporary or emergency purposes, including to meet redemption requests, pay dividends or clear portfolio transactions. Such borrowing may, in some instances, effectively leverage the Fund's portfolio, which could exaggerate changes in the net asset value of the Fund's Shares and affect the Fund's net income. When the Fund borrows money, it must pay interest and other fees, which will reduce the Fund's returns if such costs exceed the returns on the portfolio securities purchased or retained with such borrowings. Any such borrowings are intended to be temporary. However, under certain market conditions, including periods of low demand or decreased liquidity, such borrowings might be outstanding for longer periods of time. As prescribed by the Investment Company Act of 1940 (the "1940 Act"), the Fund will be required to maintain specified asset coverages of at least 300% with respect to any bank borrowing immediately following such borrowing. The Fund may be required to dispose of assets on unfavorable terms if market fluctuations or other factors reduce the Fund's asset coverage to less than the prescribed amount.


      Fixed Income Securities Risk. The Fund invests about half of its portfolio in fixed income securities. The risk of investing in fixed income securities includes:

            Credit risk. Credit risk is the risk that an issuer or guarantor of a security will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to make required principal and interest payments. Credit ratings are intended to provide a measure of credit risk. However, ratings are only the opinions of the agencies issuing them and are not guarantees as to quality. The lower the rating of a debt security held by the Fund, the greater the degree of credit risk that is perceived to exist by the rating agency with respect to that security. Some but not all U.S. government securities are insured or guaranteed by the U.S. government, while others are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Although credit risk may be lower for U.S. government securities than for other investment-grade securities, the return may be lower.

            Liquidity risk. Liquidity risk is the risk that the Fund may not be able to sell some or all of the securities it holds, either at the price it values the security or at any price. Liquidity risk also includes the risk that there may be delays in selling a security, if it can be sold at all.

            Interest rate risk. Interest rate risk is the risk that the rates of interest income generated by the fixed income investments of the Fund may decline due to a decrease in market interest rates and that the market prices of the fixed income investments of the Fund may decline due to an increase in market interest rates. Generally, the longer the maturity of a fixed income security, the greater is the decline in its value when rates increase. As a result, funds with longer durations and longer weighted average maturities generally have more volatile share prices than funds with shorter durations and shorter weighted average maturities. The prices of fixed income securities generally move in the opposite direction to that of market interest rates. Certain securities acquired by the Fund may pay interest at a variable rate or the principal amount of the security periodically adjusts according to the rate of inflation or other measure. In either case, the interest rate at issuance is generally lower than the fixed interest rate of bonds of similar seniority from the same issuer; however, variable interest rate securities generally are subject to a lower risk that their value will decrease during periods of increasing interest rates and increasing inflation.

      ETF Risk. An ETF may fail to accurately track the returns of the market segment or index that it is designed to track, and the price of an ETF's shares may fluctuate. In addition, because they, unlike traditional mutual funds, are traded on an exchange, ETFs are subject to the following risks: (i) the performance of the ETF may not replicate the performance of the underlying index that it is designed to track; (ii) the market price of the ETF's shares may trade at a premium or discount to the ETF's net asset value; (iii) an active trading market for an ETF may not develop or be maintained; and (iv) there is no assurance that the requirements of the exchange necessary to maintain the listing of the ETF will continue to be met or remain unchanged. In the event substantial market or other disruptions affecting ETFs should occur in the future, the liquidity and value of the Fund's shares could also be substantially and adversely affected. An investment company's investments in other investment companies are typically subject to statutory limitations prescribed by the 1940 Act.

      Management Risk. The Fund is subject to management risk because it has an actively managed portfolio. The Advisor will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will achieve its investment objective.

      Current Market Conditions Risk. Domestic and international markets have experienced a period of decreased economic activity across all sectors of the world economy, and unemployment remains at increased levels. These market conditions began with problems in the financial sector, many of which were caused by defaults on "subprime" mortgages and mortgage-backed securities. These market conditions increase the risk that the value of the Fund's assets may be subject to steep declines or increased volatility due to changes in performance or perception of the issuers.

      Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.


      Non-U.S. Securities Risk. Certain of the equity securities in which the Fund invests may be headquartered or incorporated outside of the U.S. An investment in securities of non-U.S. companies involves other risks not associated with domestic issuers. Investment in non-U.S. securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by non-U.S. governments. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of non-U.S. holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in non-U.S. securities. Additionally, non-U.S. issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

      REIT Risk. The Fund may invest in real estate companies, including real estate investment trusts ("REITs"). Therefore, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry.

      Derivatives Risk. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the Fund will not correlate with the underlying instruments or the Fund's other investments.

      The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments' terms. In addition, when the Fund invests in certain derivative securities, including, but not limited to, when-issued securities, forward commitments, futures contracts and interest rate swaps, it is effectively leveraging its investments, which could result in exaggerated changes in the net asset value of the Fund's shares and can result in losses that exceed the amount originally invested. The success of the Fund's derivatives strategies will depend on the Advisor's ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In addition, certain derivative instruments and markets may not be liquid, which means the Fund may not be able to close out a derivatives transaction in a cost-efficient manner. Short positions in derivatives may involve greater risks than long positions, as the risk of loss is theoretically unlimited (unlike a long position, in which the risk of loss may be limited to the amount invested).

      Intellectual Property Risk. The Fund relies on a license that permits the Fund to use the associated trade names, trademarks and/or service marks (the "Intellectual Property") in connection with the name and/or investment strategies of the Fund. Such license may be terminated by the owners of the Intellectual Property and, as a result, the Fund may lose its ability to use the Intellectual Property. There is also no guarantee that the owners of the Intellectual Property have all rights to license the Intellectual Property to First Trust for use by the Fund. Accordingly, in the event the license is terminated or the owners of the Intellectual Property do not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Fund.

                               FUND ORGANIZATION

      The Fund is the initial series of the First Trust Variable Insurance Trust (the "Trust"), an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objective and policies. The Trust is organized as a Massachusetts business trust. Its Board is responsible for the overall management and direction of the Trust. The Board elects the Trust's officers and approves all significant agreements, including those with First Trust, the custodian, the transfer agent and the fund administrative and accounting agent.

                             MANAGEMENT OF THE FUND

      The overall management of the business and affairs of the Fund is the responsibility of the Board of the Trust. First Trust, 120 East Liberty Drive, Wheaton, Illinois 60187, is the investment advisor to the Fund. In this capacity, First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio and certain other services necessary for the management of the Fund. First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The

Charger Corporation. Grace Partners of DuPage L.P. is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, the Chief Executive Officer of First Trust and Chairman of the Board of the Trust. First Trust discharges its responsibilities subject to the policies of the Board.

      First Trust serves as advisor or sub-advisor for 14 mutual fund portfolios, 4 exchange-traded funds consisting of 69 series and 12 closed-end funds and is also the portfolio supervisor of certain unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP"), an affiliate of First Trust, 120 East Liberty Drive, Wheaton, Illinois 60187. FTP specializes in the underwriting, trading and distribution of unit investment trusts and other securities. FTP is the principal underwriter of the shares of the Fund.

      There is no one individual primarily responsible for portfolio management decisions for the Fund. Investments are made under the direction of the Investment Committee. The Investment Committee consists of Daniel J. Lindquist, Robert F. Carey, Jon C. Erickson, David G. McGarel, Roger F. Testin, Todd Larson and Eric Maisel. Mr. Lindquist is Chairman of the Investment Committee and presides over Investment Committee meetings. Mr. Lindquist is responsible for overseeing the implementation of the Fund's investment strategy. Mr. Lindquist joined First Trust as a Vice President in April 2004 and has been a Senior Vice President of First Trust and FTP since September 2005. Mr. Carey is the Chief Investment Officer and a Senior Vice President of First Trust and FTP. As First Trust's Chief Investment Officer, Mr. Carey consults with the other members of the Investment Committee on market conditions and First Trust's general investment philosophy. Mr. Erickson is a Senior Vice President of First Trust and FTP. As the head of First Trust's Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by funds that do not utilize quantitative investment strategies. Mr. McGarel is a Senior Vice President of First Trust and FTP. As the head of First Trust's Strategy Research Group, Mr. McGarel is responsible for developing and implementing quantitative investment strategies for those funds that have investment policies that require them to follow such strategies. Mr. Testin is a Senior Vice President of First Trust and FTP. Mr. Testin is product manager for variable annuity products on the Investment Committee. Mr. Larson is a Vice President of First Trust and FTP. As head of First Trust's Fixed Income Group, Mr. Larson is responsible for implementing fixed income investment strategies for First Trust's institutional clients. Mr. Maisel is a Vice President of First Trust and FTP. As a Portfolio Manager and Credit Analyst, Mr. Maisel is responsible for conducting fundamental research on issues within the Fund's investment universe. Messrs. Lindquist, Carey, Erickson, McGarel and Testin have held their current positions with First Trust for the past five years. Mr. Larson and Mr. Maisel have held their positions with First Trust for the past four years. For additional information concerning First Trust, including a description of the services provided to the Fund, see the Fund's SAI. In addition, the SAI provides additional information about the compensation of Investment Committee members, other accounts managed by members of the Investment Committee and ownership by members of the Investment Committee of Shares of the Fund.

MANAGEMENT FEE

      For providing management services, the Fund pays First Trust an annual Fund management fee of .60% of average daily net assets. The Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a 12b-1 plan, if any, or expenses, and extraordinary expenses. First Trust has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the annual operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 1.20% (the "Expense Cap") at least until May 1, 2013. Expenses borne and fees waived by First Trust are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred by the Fund, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding the Expense Cap. Information regarding the Board's approval of the Fund's investment management agreement will be available in the Fund's semi-annual report for the period ending June 30, 2012.

      As of the date of this prospectus, the Fund has not yet commenced operations or paid management fees.

                           INVESTMENT IN FUND SHARES

      Shares of the Fund are sold only to Accounts to fund the benefits of the variable annuity and variable life insurance contracts issued by a Participating Insurance Company. Each Account purchases Shares of the Fund in accordance with variable account allocation instructions received from owners of the Contracts. First Trust then uses the proceeds to buy securities for the Fund. The Accounts, as an shareholders, have an ownership interest in the Fund's investments.

      Shares of the Fund may be offered to insurance company separate Accounts of both variable annuity and variable life insurance Contracts. Due to differences in tax treatment and other considerations, the interests of various Contract owners participating in the Fund may conflict. The Board of Trustees will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to such conflict. The Board will appoint a monitor (the "Monitor") who may be the Chief Compliance Officer or another officer of the Trust to review all reports made by Participating Insurance Companies to the Fund and such other information received from Participating Insurance Companies with respect to any current or potential material irreconcilable conflict. If the Monitor reports to the Board that a current or potential material irreconcilable conflict may exist, it will be the duty of the Board to determine whether such conflict in fact exists and determine what action, if any, should be taken in response to such conflict.

      The Fund does not issue interest certificates. Individual investors may not purchase or redeem Shares in the Fund directly; Shares may be purchased or redeemed only through the Accounts. There are no minimum investment requirements. All investments in the Fund are credited to the shareholder's account in the form of full and fractional interests of the Fund (rounded to the nearest 1/1000 of a Share). For a discussion of how Contract owners may purchase Fund Shares, please refer to the prospectus for the Account. Owners of the Contracts may direct purchase or redemption instructions to their Participating Insurance Company.

      The price received for purchase requests will depend on when the order is received. Orders received before the close of trading on a business day will receive that day's closing price, otherwise the next business day's price will be used. A business day is any day the New York Stock Exchange is open for business and normally ends at 4:00 p.m., Eastern time. See "Net Asset Value" for a discussion of how Shares are priced.

                           REDEMPTION OF FUND SHARES

      The Fund offers to buy back (redeem) Shares of the Fund from an Account at any time at NAV. The Account will redeem Shares to make benefit or surrender payments under the terms of the variable annuity and variable life insurance contracts or to effect transfers among investment options. Redemptions are processed on any day on which the Fund is open for business and are effected at the NAV next determined after the redemption order, in proper form, is received. Orders received before the close of trading on a business day will receive that day's closing price, otherwise the next business day's price will be used. For a discussion of how Contract owners may redeem Shares, please refer to the prospectus for the Account.

      The Fund may suspend the right of redemption only under the following unusual circumstances:

        o when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

        o when trading in the markets utilized is restricted, or when an emergency exists, as determined by the Securities and Exchange Commission ("SEC"), so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable; or

        o   during any period when the SEC may permit.


                            DISTRIBUTIONS AND TAXES

Automatic Reinvestment

      Dividends from net investment income, if any, are declared and paid annually by the Fund. The Fund distributes it net realized capital gains, if any, to shareholders at least annually. All dividends payable by the Fund will be reinvested in the Fund.

Certain Federal Income Tax Matters

      The Fund intends to qualify annually and to elect to be treated as a "regulated investment company" under the Internal Revenue Code of 1986 (the "Code"). This section does not discuss the federal income tax consequences of investing in the Fund or of owning the Contracts. This may not be sufficient for the purpose of avoiding penalties under federal tax law. Participating Insurance Companies and owners of Contracts should seek advice based on their individual circumstances from their own tax advisor. Tax disclosure relating to the Contracts that offer the Fund as an investment alternative is to be contained in the prospectus for those Contracts.

      Failure to satisfy certain diversification standards under the Code at any time would result in imposition of Federal income tax on a Contract owner in a manner different from, and generally less favorable than, the federal income tax treatment otherwise applicable to owners of variable annuity and variable life insurance contracts. Generally, if all of the beneficial interests in the Fund are held by segregated asset accounts of insurance companies and public access to the Fund is available exclusively through the purchase of certain variable contracts, the segregated asset accounts are treated as holding a pro rata portion of each asset of the Fund directly for purposes of the diversification rules of the Code.

      Section 817(h)(2) of the Code provides that a segregated asset account upon which contracts such as the Contracts is based is treated as meeting the diversification standards if, as of the close of each quarter: (i) the assets in the account meet the diversification requirements for a regulated investment company; (ii) no more than 55% of the value of those assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies; and (iii) the segregated asset account meets a number of further requirements under the Treasury Regulations. For purposes of these Regulations, all securities of the same issuer are treated as a single investment, but in the case of government securities, each United States government agency or instrumentality is treated as a separate issuer.

      The Fund will be managed with the intention of complying with these diversification requirements. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which could affect the investment performance of the Fund. Please see the Fund's SAI for a more complete discussion of the federal tax matters concerning the Fund.


                                RULE 12B-1 PLAN

      FTP serves as the selling agent and distributor of the Fund's Shares. In this capacity, FTP manages the offering of the Fund's Shares and is responsible for all sales and promotional activities. In order to compensate FTP for its costs in connection with these activities, the Fund has adopted a service plan under Rule 12b-1 of the 1940 Act. The Fund may spend up to 0.25% per year of its average daily net assets as a service fee. FTP uses the service fee to compensate the Participating Insurance Companies for providing account services to Contract owners. These services include establishing and maintaining Contract owners' accounts, supplying information to Contract owners, delivering Fund materials to Contract owners, answering inquiries, and providing other personal services to Contract owners. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, the plan allows First Trust to use a portion of its advisory fee to compensate FTP for other expenses, including printing and distributing prospectuses to persons other than interest holders or Contract owners, and the expenses of compensating its sales force and preparing, printing and distributing advertising, sales literature and reports to interest holders and Contract owners used in connection with the sale of Shares. The Board of the Trust reserves the right to suspend payments under the 12b-1 Plan at any time.

                                NET ASSET VALUE

      The price of Fund Shares is based on the Fund's NAV per interest which is determined daily as of the close of regular trading (normally 4:00 p.m. Eastern time) on each day the NYSE is open for trading. NAV is calculated for the Fund by dividing the value of the Fund's total assets, including accrued interest and dividends, less all liabilities, including accrued expenses and dividends declared but unpaid, by the total number of Shares outstanding. The result, rounded to the nearest cent, is the NAV per interest. All valuations are subject to review by the Board of Trustees or its delegate.

      The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Board of the Trust. Portfolio securities listed on any exchange other than The NASDAQ Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on the NASDAQ or the AIM, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ and the AIM, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

      Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued at fair value according to procedures adopted by the Board. These securities generally include but are not limited to the following: restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of fund NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of an issue of securities would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. The use of fair value prices by the Fund generally results in the prices used by the Fund differing from the closing sale prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. See the SAI for details.

                             FUND SERVICE PROVIDERS

      The Fund's transfer and dividend paying agent and shareholder services, fund accounting and administrative agent is BNY MELLON INVESTMENT SERVICING (US) INC. 301 BELLEVUE PARKWAY, WILMINGTON, DELAWARE 19809 ("BNY"). BNY performs bookkeeping, data processing, accounting and administrative services for the operation of the Fund and the maintenance of shareholder accounts. The custodian of the assets of the Fund is BNY MELLON INVESTMENT SERVICING TRUST COMPANY, 8800 TINICUM BOULEVARD, PHILADELPHIA, PENNSYLVANIA 19153.

      Each Participating Insurance Company performs certain administrative services for the Fund, its Account and the variable annuity and variable life insurance Contracts. The Fund pays an administrative services fee of 0.20% of average daily net assets to cover expenses incurred by the Participating Insurance Company in connection with these services. For more information on the Fund's expenses, see the SAI.

                             SHAREHOLDER INQUIRIES

      All inquiries regarding the Fund should be directed to the Trust, attention Secretary, at 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187 or by calling (800) 621-1675.

                              MARKET TIMING POLICY

      The Fund is intended for long-term investment and discourages frequent trading or market timing. Due to the fact that all Shares of the Fund are issued to, and redeemed from, the Account, it is difficult for the Fund to monitor trading by a particular investor. In addition, the Fund may rely on each Participating Insurance Company to adopt policies and procedures or may rely on its own policies and procedures with respect to transfers into or from the Account.

      Excessive trading in the Fund's Shares can disrupt portfolio management, lead to higher operating costs, and cause other operating inefficiencies for the Fund. However, the Fund is also mindful that shareholders may have valid reasons for periodically purchasing and redeeming Fund Shares.

      Accordingly, the Fund has adopted a Market Timing Policy that seeks to balance the Fund's need to prevent excessive trading in Fund Shares while offering investors the flexibility in managing their financial affairs to make periodic purchases and redemptions of Fund Shares.

                                  DISCLAIMERS

The DOW JONES(R) CORPORATE BOND INDEX, DOW JONES U.S. TOTAL STOCK MARKET INDEX(SM) AND DOW JONES(R) INDUSTRIAL INDEX are products of Dow Jones Indexes, the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"), and have been licensed for use. "Dow Jones(R)", the DOW JONES(R) CORPORATE BOND INDEX, DOW JONES U.S. TOTAL STOCK MARKET INDEX(SM), DOW JONES(R) INDUSTRIAL INDEX and "Dow Jones Indexes" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed for use for certain purposes by First Trust. Dow Jones, CME Indexes and their respective affiliates have no relationship to the First Trust, other than the licensing of the DOW JONES(R) CORPORATE BOND INDEX, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM AND DOW JONES(R) INDUSTRIAL INDEX and their respective service marks for use in connection with the Fund.

Dow Jones, CME Indexes and their respective affiliates do not:

o     Sponsor, endorse, sell or promote the Fund.

o     Recommend that any person invest in the Fund.

o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Fund.

o Have any responsibility or liability for the administration, management or marketing of the Fund.

o Consider the needs of the Fund or the owners of the Fund in determining, composing or calculating the DOW JONES(R) CORPORATE BOND INDEX, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM AND DOW JONES(R) INDUSTRIAL INDEX or have any obligation to do so.

o Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to the Fund currently being issued by First Trust, but which may be similar to and competitive with the Fund. In addition, CME Group Inc. and its affiliates actively trade financial products which are linked to the performance of the DOW JONES(R) CORPORATE BOND INDEX, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM AND DOW JONES(R) INDUSTRIAL INDEX. It is possible that this trading activity will affect the value of the DOW JONES(R) CORPORATE BOND INDEX, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM , DOW JONES(R) INDUSTRIAL INDEX and the Fund.

--------------------------------------------------------------------------------
Dow Jones, CME Indexes and their respective affiliates will not have any liability in connection with the Fund. Specifically,

o Dow Jones, CME Indexes and their respective affiliates do not make any warranty, express or implied, and Dow Jones, CME Indexes and their respective affiliates disclaim any warranty about:

      o The results to be obtained by the Fund, the owners of the Fund or any other person in connection with the use of the DOW JONES(R) CORPORATE BOND INDEX, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM, DOW JONES(R) INDUSTRIAL INDEX and the data included in the DOW JONES(R) CORPORATE BOND INDEX, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM AND DOW JONES(R) INDUSTRIAL INDEX;

      o The accuracy or completeness of the DOW JONES(R) CORPORATE BOND INDEX, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM AND DOW JONES(R) INDUSTRIAL INDEX or their data;

      o The merchantability and the fitness for a particular purpose or use of the DOW JONES(R) CORPORATE BOND INDEX, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM AND DOW JONES(R) INDUSTRIAL INDEX or their data;

o Dow Jones, CME Indexes and/or their respective affiliates will have no liability for any errors, omissions or interruptions in the DOW JONES(R) CORPORATE BOND INDEX, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM AND DOW JONES(R) INDUSTRIAL INDEX or their data;

o Under no circumstances will Dow Jones, CME Indexes and/or their respective affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if they know that they might occur.

The licensing relating to the use of the indexes and trademarks referred to above by First Trust is solely for the benefit of First Trust, and not for any other third parties.
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

The Fund has not yet commenced operations and, therefore, financial information is not yet available.

          First Trust/Dow Jones Dividend & Income Allocation Portfolio


For More Information

For more detailed information on the Fund, several additional sources of information are available to you. The SAI, incorporated by reference into this Prospectus, contains detailed information on the Fund's policies and operation. Additional information about the Fund's investments is available in the annual and semi-annual reports to shareholders. In the Fund's annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund's performance during the last fiscal year. The Fund's most recent SAI, annual or semi-annual reports and certain other information are available free of charge by calling the Fund at (800) 621-1675, on the Fund's website at www.ftportfolios.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the Codes of Ethics adopted by First Trust, FTP and the Trust, directly from the Securities and Exchange Commission (the "SEC"). Information on the SEC's website is free of charge. Visit the SEC's on-line EDGAR database at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C., or call the SEC at (202) 551-8090 for information on the Public Reference Room. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC's Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-1520 or by sending an electronic request to publicinfo@sec.gov.



First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, Illinois 60187
(800) 621-1675
www.ftportfolios.com/[_______________]                     SEC File #: 811-22652
                                                                      333-178767

                                 PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION
                                                            DATED APRIL 11, 2012
                                                           SUBJECT TO COMPLETION


The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer of sale is not permitted.



                      STATEMENT OF ADDITIONAL INFORMATION

                             ________________, 2012

                      FIRST TRUST VARIABLE INSURANCE TRUST


          FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO

      This Statement of Additional Information ("SAI") is not a prospectus. It contains information in addition to and more detailed than the information set forth in the prospectus for the First Trust/Dow Jones Dividend & Income Allocation Portfolio (the "Fund"), a series of First Trust Variable Insurance Trust (the "Trust"), and should be read in conjunction with the prospectus for the Fund dated _______, 2012, which is incorporated by reference herein (the "Prospectus"). The prospectus may be obtained by writing to the Trust at 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187, or by calling toll free
(800) 621-1675.



                               TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY..............................................3

INVESTMENT OBJECTIVE AND POLICIES............................................3

INVESTMENT STRATEGIES........................................................5

INVESTMENT RISKS............................................................15

DESCRIPTIONS OF INDICES.....................................................19

FUND MANAGEMENT.............................................................21

CODE OF ETHICS..............................................................32

PROXY VOTING POLICIES AND PROCEDURES........................................32

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........................33

INVESTMENT ADVISORY AND OTHER SERVICES......................................33

RULE 12B-1 PLAN.............................................................39

BROKERAGE ALLOCATIONS.......................................................41

MARKET TIMING POLICY........................................................42

POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS...........................43

VOTING RIGHTS AND GENERAL FUND INFORMATION..................................44

PURCHASES, REDEMPTIONS AND PRICING OF SHARES................................45

ADDITIONAL INFORMATION......................................................47

                        GENERAL INFORMATION AND HISTORY

      The Trust is a diversified, open-end investment management company organized as a Massachusetts business trust on December 14, 2011. Currently, the Trust has one series authorized and outstanding. The shares of the Fund are referred to herein as "Shares" or "Fund Shares." The Fund, as a series of the Trust, represents a beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies. Shares of the Fund are sold only to variable insurance accounts (each an "Account") to fund the benefits of the variable annuity and variable life insurance contracts (the "Contracts") issued by life insurance companies writing variable annuity contracts and variable life insurance contracts (each a "Participating Insurance Company").

                       INVESTMENT OBJECTIVE AND POLICIES

      The Prospectus describes the investment objective and certain policies of the Fund. The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Fund.

      The Fund is subject to the following fundamental policies, which may not be changed without approval of the holders of a majority of the outstanding Shares of the Fund:

            (1) The Fund may not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended (the "1940 Act").

            (2) The Fund may not borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) and (ii) engage in other transactions permissible under the 1940 Act that may involve a borrowing (such as obtaining short-term credits as are necessary for the clearance of transactions, engaging in delayed-delivery transactions, or purchasing certain futures, forward contracts and options), provided, that the combination of (i) and (ii) shall not exceed 33-1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings).

            (3) The Fund will not underwrite the securities of other issuers except to the extent the Fund may be considered an underwriter under the Securities Act of 1933, as amended (the "1933 Act") in connection with the purchase and sale of portfolio securities.

            (4) The Fund will not purchase or sell real estate or interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

            (5) The Fund may not make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund's investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33-1/3% of the value of the Fund's total assets.

            (6) The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, forward contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

            (7) The Fund may not pledge, mortgage or hypothecate any of its assets except as may be necessary in connection with permissible borrowings or investments and then such pledging, mortgaging, or hypothecating may not exceed 33-1/3% of the Fund's total assets at the time of the borrowing or investment.

            (8) The Fund may not invest more than 25% of its assets in the securities of issuers in any single industry. Notwithstanding the foregoing, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

            (9) The Fund may not, as to 75% of its total assets, (a) invest more than 5% of the value of its total assets in the securities of any one issuer or (b) hold more than 10% of the outstanding voting securities of that issuer (other than securities of other investment companies and obligations issued or guaranteed by the U.S. Government or any agency or instrumentality thereof).


      Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction.

      The foregoing fundamental policies and the investment objective of the Fund may not be changed without the affirmative vote of the majority of the outstanding Shares of the Fund. The 1940 Act defines a majority vote as the vote of the lesser of (i) 67% or more of the Shares represented at a meeting at which more than 50% of the outstanding Shares are represented; or (ii) more than 50% of the outstanding Shares. With respect to the submission of a change in an investment policy to the Shareholders of the Fund, such matter shall be deemed to have been effectively acted upon if a majority of the outstanding Shares of the Fund vote for the approval of such matter, notwithstanding that (1) such matter has not been approved by the holders of a majority of the outstanding Shares of any other fund affected by such matter, and (2) such matter has not been approved by the vote of a majority of the outstanding Shares.

      In addition to the foregoing fundamental policies, the Fund is also subject to strategies and policies discussed herein which, unless otherwise noted, are non-fundamental restrictions and policies and may be changed by the Board of Trustees of the Trust (the "Board" or "Board of Trustees").

                             INVESTMENT STRATEGIES

TYPES OF INVESTMENTS

      Warrants: The Fund may invest in warrants. Warrants acquired by the Fund entitle it to buy common stock from the issuer at a specified price and time. They do not represent ownership of the securities but only the right to buy them. Warrants are subject to the same market risks as stocks, but may be more volatile in price. The Fund's investment in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before their expiration date.

      Delayed-Delivery Transactions: The Fund may from time to time purchase securities on a "when-issued" or other delayed-delivery basis. The price of securities purchased in such transactions is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase. During the period between the purchase and settlement, the Fund does not remit payment to the issuer, no interest is accrued on debt securities and dividend income is not earned on equity securities. Delayed-delivery commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of a decline in value of the Fund's other assets. While securities purchased in delayed-delivery transactions may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them. At the time the Fund makes the commitment to purchase a security in a delayed-delivery transaction, it will record the transaction and reflect the value of the security in determining its net asset value ("NAV"). The Fund does not believe that NAV will be adversely affected by purchases of securities in delayed-delivery transactions.

      The Fund will earmark cash, U.S. Government securities, or other liquid securities equal in value to commitments for delayed-delivery securities. Such earmarked securities will mature or, if necessary, be sold on or before the settlement date. When the time comes to pay for delayed-delivery securities, the Fund will meet its obligations from then-available cash flow, sale of the securities earmarked as described above, sale of other securities, or, although it would not normally expect to do so, from the sale of the delayed-delivery securities themselves (which may have a market value greater or less than the Fund's payment obligation).

      Illiquid Securities: The Fund may invest in illiquid securities (i.e., securities that cannot be disposed of by the Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities). For purposes of this restriction, illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws); securities that may only be resold pursuant to Rule 144A under the 1933 Act but that are deemed to be illiquid; and repurchase agreements with maturities in excess of seven days. However, the Fund will not acquire illiquid securities if, as a result, such securities would comprise more than 15% of the value of the Fund's net assets. The Board of Trustees or its delegate has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 15% limitation. The Board of Trustees has delegated to First Trust the day-to-day determination of the illiquidity of any equity or fixed-income security, although it has retained oversight for such determinations. With respect to Rule 144A Securities, First Trust considers factors such as (i) the nature of the market for a security (including the institutional private resale market, the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security, the amount of time normally needed to dispose of the security, the method of soliciting offers and the mechanics of transfer),
(ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), and (iii) other permissible relevant factors.

      Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Illiquid securities will be priced at fair value as determined in good faith under procedures adopted by the Board of Trustees. If, through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as is deemed advisable, if any, to protect liquidity.

      Money Market Funds: The Fund may invest in shares of money market funds to the extent permitted by the 1940 Act.

      Corporate Bonds. Corporate bonds, a type of fixed-income securities, are debt obligations issued by corporations. Corporate bonds are generally used by corporations to borrow money from investors. Corporate bonds may be either secured or unsecured. Collateral used for secured debt includes, but is not limited to, real property, machinery, equipment, accounts receivable, stocks, bonds or notes. If a corporate bond is unsecured, it is known as a debenture. Holders of corporate bonds, as creditors, have a prior legal claim over common and preferred stockholders as to both income and assets of the issuer for the principal and interest due them and may have a prior claim over other creditors if liens or mortgages are involved. Interest on corporate bonds may be fixed or floating, or the securities may be zero coupon fixed-income securities which pay no interest. Interest on corporate bonds is typically paid semi-annually and is fully taxable to the holder of the bonds. Corporate bonds contain elements of both interest rate risk and credit risk. The market value of a corporate bond generally may be expected to rise and fall inversely with changes in interest rates and may also be affected by the credit rating of the issuer, the issuer's performance and perceptions of the issuer in the marketplace. Corporate bonds usually yield more than government or agency bonds due to the presence of credit risk.

      Pooled Investment Vehicles: The Fund may invest in other pooled investment vehicles, including other open-end or closed-end investment companies, exchange-traded funds ("ETFs") and business development companies that invest primarily in securities of the types in which the Fund may invest directly. As a shareholder in a pooled investment vehicle, the Fund will bear its ratable share of that vehicle's expenses, and would remain subject to payment of the Fund's advisory and administrative fees with respect to assets so invested. Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other pooled investment vehicles. In addition, the Fund will incur brokerage costs when purchasing and selling shares of ETFs. Other pooled investment vehicles may be leveraged, and the net asset value and market value of their securities will therefore be more volatile and the yield to shareholders will tend to fluctuate more than the yield of unleveraged pooled investment vehicles.

      U.S. Government Securities: The Fund may invest in U.S. Government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. Government agencies or instrumentalities. U.S. Government agency securities include securities issued by: (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) Federal National Mortgage Association ("FNMA" or "Fannie Mae") and Federal Home Loan Mortgage Corporation ("FHLMC" or "Freddie Mac") which are government-sponsored organizations owned entirely by private stockholders and whose securities are guaranteed as to principal and interest by the federal government; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. In September 2008, FNMA was placed into conservatorship overseen by the Federal Housing Finance Agency ("FHFA"). As conservator, FHFA will succeed to the rights, titles, powers and privileges of FNMA and any stockholder, officer or director of the company with respect to FNMA and its assets and title to all books, records and company assets held by any other custodian or third party. FHFA is charged with operating FNMA. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. Government, its agencies, and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

      Short-Term Debt Instruments: The Fund may, without limit as to percentage of assets, purchase U.S. Government securities or short-term debt securities to keep cash on hand fully invested or for temporary defensive purposes. Short-term debt securities are securities from issuers having a long-term debt rating of at least A by Standard & Poor's Ratings Group ("S&P Ratings"), Moody's Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") and having a maturity of one year or less. The use of temporary investments is not a part of a principal investment strategy of the Fund.

      Short-term debt securities are defined to include, without limitation, the following:

             (1) U.S. Government securities, as described above.

             (2) Certificates of deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to the Fund's 15% restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. On October 3, 2008, the Emergency Economic Stabilization Act of 2008 increased the maximum amount of federal deposit insurance coverage payable as to any certificate of deposit from $100,000 to $250,000 per depositor, and the Dodd-Frank Wall Street Reform and Consumer Protection Act, enacted on July 21, 2010, extended this increased coverage permanently. Certificates of deposit purchased by the Fund may not be fully insured.

             (3) Bankers' acceptances which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

             (4) Repurchase agreements, which involve purchases of debt securities. In such an action, at the time the Fund purchases the security, it simultaneously agrees to resell and redeliver the security to the seller, who also simultaneously agrees to buy back the security at a fixed price and time. This assures a predetermined yield for the Fund during its holding period since the resale price is always greater than the purchase price and reflects an agreed upon market rate. The period of these repurchase agreements will usually be short, from overnight to one week. Such actions afford an opportunity for the Fund to invest temporarily available cash. The Fund may enter into repurchase agreements only with respect to obligations of the U.S. Government, its agencies or instrumentalities; certificates of deposit; or bankers acceptances in which the Fund may invest. In addition, the Fund may only enter into repurchase agreements where the market value of the purchased securities/collateral equals at least 100% of principal including accrued interest and is marked-to-market daily. The risk to the Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The Fund, however, intends to enter into repurchase agreements only with financial institutions and dealers believed by First Trust to present minimal credit risks in accordance with criteria established by the Board of Trustees. First Trust will review and monitor the creditworthiness of such institutions. First Trust monitors the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. First Trust does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

             (5) Bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

             (6) Commercial paper, which are short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for the notes. However, they are redeemable by the Fund at any time. The portfolio managers will consider the financial condition of the corporation (e.g., earning power, cash flow, and other liquidity ratios) and will continuously monitor the corporation's ability to meet all of its financial obligations, because the Fund's liquidity might be impaired if the corporation were unable to pay principal and interest on demand. The Fund may only invest in commercial paper rated A-1 or higher by S&P Ratings, Prime-1 or higher by Moody's or F2 or higher by Fitch.

PORTFOLIO TURNOVER

      The Fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of the Fund's investment portfolio that is bought and sold during a year is known as the Fund's portfolio turnover rate. A turnover rate of 100% would occur, for example, if the Fund bought and sold securities valued at 100% of its net assets within one year. A high portfolio turnover rate could result in the payment by the Fund of increased brokerage costs, expenses and taxes.

HEDGING STRATEGIES

General Description of Hedging Strategies

      The Fund may engage in hedging activities. First Trust may cause the Fund to utilize a variety of financial instruments, including options, forward contracts, futures contracts (hereinafter referred to as "Futures" or "Futures Contracts"), and options on Futures Contracts and shorting strategies and swap agreements to attempt to hedge the Fund's holdings. The use of Futures is not a part of a principal investment strategy of the Fund.

      Hedging or derivative instruments on securities generally are used to hedge against price movements in one or more particular securities positions that the Fund owns or intends to acquire. Such instruments may also be used to "lock-in" realized but unrecognized gains in the value of portfolio securities. Hedging instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which the Fund has invested or expects to invest. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. The use of hedging instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded, the Commodity Futures Trading Commission (the "CFTC") and various state regulatory authorities. In addition, the Fund's ability to use hedging instruments may be limited by tax considerations.

General Limitations on Futures and Options Transactions

      The Trust has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the National Futures Association, the futures industry's self-regulatory organization. The Fund will not enter into Futures and options transactions if the sum of the initial margin deposits and premiums paid for unexpired options exceeds 5% of the Fund's total assets. In addition, the Fund will not enter into Futures Contracts and options transactions if more than 30% of its net assets would be committed to such instruments.

      The foregoing limitations are non-fundamental policies of the Fund and may be changed without shareholder approval as regulatory agencies permit.

Asset Coverage for Futures and Options Positions

      The Fund will comply with the regulatory requirements of the SEC and the CFTC with respect to coverage of options and Futures positions by registered investment companies and, if the guidelines so require, will earmark or set aside cash, U.S. Government securities, high grade liquid debt securities and/or other liquid assets permitted by the SEC and CFTC in a segregated custodial account in the amount prescribed. Securities earmarked or held in a segregated account cannot be sold while the Futures or options position is outstanding, unless replaced with other permissible assets, and will be marked-to-market daily.

Stock Index Options

      The Fund may purchase stock index options, sell stock index options in order to close out existing positions, and/or write covered options on stock indices for hedging purposes. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the stock index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple.

      A stock index fluctuates with changes in the market values of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the S&P 500 Index or the Value Line(R) Composite Index or a more narrow market index, such as the S&P 100 Index. Indices may also be based on an industry or market segment. Options on stock indices are currently traded on the following exchanges: the Chicago Board Options Exchange, NYSE Amex Options, The NASDAQ(R) Stock Market ("NASDAQ(R)") and the Philadelphia Stock Exchange.

      The Fund's use of stock index options is subject to certain risks. Successful use by the Fund of options on stock indices will be subject to the ability of First Trust to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, the Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund. Inasmuch as the Fund's securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Fund will bear the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and the Fund's securities, which would result in a loss on both such securities and the options on stock indices acquired by the Fund.

      The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

Certain Considerations Regarding Options

      There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If the Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

      The writing and purchasing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Options transactions may result in significantly higher transaction costs and portfolio turnover for the Fund.

Futures Contracts

      The Fund may enter into Futures Contracts, including index Futures as a hedge against movements in the equity markets, in order to hedge against changes on securities held or intended to be acquired by the Fund or for other purposes permissible under the Commodity Exchange Act (the "CEA"). The Fund's hedging may include sales of Futures as an offset against the effect of expected declines in stock prices and purchases of Futures as an offset against the effect of expected increases in stock prices. The Fund will not enter into Futures Contracts which are prohibited under the CEA and will, to the extent required by regulatory authorities, enter only into Futures Contracts that are traded on national Futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal interest rate Futures exchanges in the United States are the Chicago Board of Trade and the Chicago Mercantile Exchange. Futures exchanges and trading are regulated under the CEA by the CFTC.

      An interest rate Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., a debt security) or currency for a specified price at a designated date, time and place. An index Futures Contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index Futures Contract was originally written. Transaction costs are incurred when a Futures Contract is bought or sold and margin deposits must be maintained. A Futures Contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, Futures Contracts are closed out prior to delivery by entering into an offsetting transaction in a matching Futures Contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a gain will be realized. Conversely, if the offsetting sale price is more than the original purchase price, a gain will be realized; if it is less, a loss will be realized. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

      Margin is the amount of funds that must be deposited by the Fund with its custodian in a segregated account in the name of the Futures commission merchant in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit is intended to ensure the Fund's performance of the Futures Contract.

      The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract. Futures Contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the Futures Contract being traded.

      If the price of an open Futures Contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the Futures Contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund. In computing daily NAV, the Fund will mark to market the current value of its open Futures Contracts. The Fund expects to earn interest income on their margin deposits.

      Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Future Contracts were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount initially invested in the Futures Contract. However, the Fund would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline.

      Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract prices during a single trading day. The day limit establishes the maximum amount that the price of a Futures Contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some investors to substantial losses.

      There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a Futures position. The Fund would continue to be required to meet margin requirements until the position is closed, possibly resulting in a decline in the Fund's NAV. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

      A public market exists in Futures Contracts covering a number of indices, including, but not limited to, the S&P 500 Index, the S&P 100 Index, the NASDAQ-100 Index(R), the Value Line(R) Composite Index and the NYSE Composite Index(R).

Options on Futures

      The Fund may also purchase or write put and call options on Futures Contracts and enter into closing transactions with respect to such options to terminate an existing position. A Futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a Futures Contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the Futures Contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a Futures option may be closed out by an offsetting purchase or sale of a Futures option of the same series.

      The Fund may use options on Futures Contracts in connection with hedging strategies. Generally, these strategies would be applied under the same market and market sector conditions in which the Fund uses put and call options on securities or indices. The purchase of put options on Futures Contracts is analogous to the purchase of puts on securities or indices so as to hedge the Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a Futures Contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the Futures Contract. If the price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities. If the price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a Futures Contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire.

      As with investments in Futures Contracts, the Fund is required to deposit and maintain margin with respect to put and call options on Futures Contracts written by it. Such margin deposits will vary depending on the nature of the underlying Futures Contract (and the related initial margin requirements), the current market value of the option, and other Futures positions held by the Fund. The Fund will earmark or set aside in a segregated account at the Fund's custodian, liquid assets, such as cash, U.S. Government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be earmarked or placed in the segregated account whenever the total value of the earmarked or segregated assets falls below the amount due on the underlying obligation.

      The risks associated with the use of options on Futures Contracts include the risk that the Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. The Fund's successful use of options on Futures Contracts depends on First Trust's ability to correctly predict the movement in prices of Futures Contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the Futures Contract subject to the option. For additional information, see "FUTURES CONTRACTS." Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures

Contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures Contracts markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures Contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase the price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because of initial margin deposit requirements, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading," and other investment strategies might result in temporary price distortions.

Description of the Fund

      As described in the Fund's Prospectus, the Fund seeks to achieve its investment objective by investing, under normal market conditions, approximately 40-60% of its net assets in equity securities and approximately 40-60% of its net assets in fixed income securities at the time of purchase. The equity portion of the portfolio will be derived from a quantitative process that seeks to provide total return through investing generally in dividend paying stocks. The fixed income component seeks to provide income and preserve capital through investing in a diversified investment grade bond portfolio. See "Summary Information-Principal Investment Strategies" for the Fund in the Prospectus for a more detailed description of the Fund's investment strategies.

      There is, of course, no guarantee that the objective of the Fund will be achieved.

Insurance Law Restrictions

      In connection with the Trust's agreement to sell Shares of the Fund to Accounts, Participating Insurance Companies and First Trust may enter into agreements, required by certain state insurance departments, under which First Trust may agree to use its best efforts to assure and to permit the Participating Insurance Companies to monitor the Fund for compliance with the investment restrictions and limitations prescribed by state insurance laws and regulations applicable to the investment of separate account assets in shares of mutual funds. If the Fund failed to comply with such restrictions or limitations, Participating Insurance Companies would take appropriate action which might include ceasing to make investments in the Fund or withdrawing from the state imposing the limitation. Such restrictions and limitations are not expected to have a significant impact on the Trust's operations.

                                INVESTMENT RISKS

Overview

      An investment in the Fund should be made with an understanding of the risks which an investment in common stocks and fixed-income securities entails.

      The risks of investing in common stocks include the risk that the financial condition of the issuers of the equity securities or the general condition of the common stock market may worsen and the value of the equity securities and therefore the value of the Fund may decline. The Fund may not be an appropriate investment for those who are unable or unwilling to assume the risks involved generally with an equity investment. The past market and earnings performance of any of the equity securities included in the Fund is not predictive of their future performance. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. First Trust cannot predict the direction or scope of any of these factors. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers.

      Shareholders of common stocks of the type held by the Fund have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding, and thus the value of the equity securities in the Fund will fluctuate over the life of the Fund and may be more or less than the price at which they were purchased by the Fund. The equity securities held in the Fund may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting these securities, including the impact of the Fund's purchase and sale of the equity securities and other factors.

      Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the entity, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights on liquidation which are senior to those of common stockholders.

      The risks of investing in fixed-income securities, including the investment grade bonds in which the Fund invests, include: the risk that an issuer or guarantor of a security will be unable to pay some or all of the principal and interest when due (credit risk); the risk that the Fund may not be able to sell some or all of the securities its holds, either at the price it values the security or at any price (liquidity risk); and the risk that the rates of interest income generated by the fixed income investments of the Fund may decline due to a decrease in market interest rates and that the market prices of the fixed income investments of the Fund may decline due to an increase in market interest rates (interest rate risk).

      The debt securities in which the Fund may invest may provide for fixed or variable principal payments and various types of interest rate and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. Certain debt securities are "perpetual" in that they have no maturity date. Certain debt securities are zero coupon bonds. A zero coupon bond is a bond that does not pay interest either for the entire life of the obligations or for an initial period after the issuance of the obligation. If a security satisfies the Fund's minimum rating criteria at the time of purchase and is subsequently downgraded below such rating, the Fund will not be required to dispose of such security.

ADDITIONAL RISKS OF INVESTING IN THE FUND

Liquidity Risk

      Whether or not the equity securities in the Fund are listed on a securities exchange, the principal trading market for certain of the equity securities in the Fund may be in the over-the-counter market. As a result, the existence of a liquid trading market for the equity securities may depend on whether dealers will make a market in the equity securities. There can be no assurance that a market will be made for any of the equity securities, that any market for the equity securities will be maintained or that there will be sufficient liquidity of the equity securities in any markets made. The price at which the equity securities held in the Fund may be sold to meet transfers, partial withdrawals or surrenders or to implement a strategy on or about each stock selection date and the value of the Fund will be adversely affected if trading markets for the equity securities are limited or absent.

Litigation

      At any time litigation may be instituted on a variety of grounds with respect to the common stocks or corporate bonds held by the Fund. The Fund is unable to predict whether litigation that has been or will be instituted might have a material adverse effect on the Fund.

RISKS AND SPECIAL CONSIDERATIONS CONCERNING DERIVATIVES

      In addition to the foregoing, the use of derivative instruments involves certain general risks and considerations as described below.

             (1) Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses. Market risk is the primary risk associated with derivative transactions. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio managers' ability to predict movements of the securities, currencies, and commodities markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the portfolio managers' judgment that the derivative transaction will provide value to the Fund and its shareholders and is consistent with the Fund's objective, investment limitations, and operating policies. In making such a judgment, the portfolio managers will analyze the benefits and risks of the derivative transactions and weigh them in the context of the Fund's overall investments and investment objective.

             (2) Credit Risk. Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for privately-negotiated or over-the-counter ("OTC") derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Fund. The Fund will enter into transactions in derivative instruments only with counterparties that First Trust reasonably believes are capable of performing under the contract.

             (3) Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option or selling a Futures Contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and the price movements in the investments being hedged.

             (4) Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out, or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. The Fund might be required by applicable regulatory requirements to maintain assets as "cover," maintain segregated accounts, and/or make margin payments when it takes positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If the Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures, or is closed out. These requirements might impair the Fund's ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

             (5) Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party's obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

             (6) Systemic or "Interconnection" Risk. Systemic or interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

                            DESCRIPTIONS OF INDICES

      The Fund invests in stocks included in the Dow Jones US Total Stock Market Index and bonds included in the Dow Jones(R) Corporate Bond Index and Dow Jones(R) Industrial Index ("DJIA"). The following is a description of these indices.

DOW JONES(R) US TOTAL STOCK MARKET INDEX

      The Dow Jones U.S. Total Stock Market Index(SM) is designed to represent all U.S. equity securities that have readily available prices. The composition of the Index is reviewed monthly. Additions and deletions are made after the close of trading on the third Friday of the month. Final component changes are announced on the second Friday of the month.

DOW JONES(R) CORPORATE BOND INDEX

       The Dow Jones Corporate Bond Index(SM) is an equally weighted basket of 96 recently issued investment-grade corporate bonds with laddered maturities. The index intends to measure the return of readily tradable, high-grade U.S. corporate bonds. It is priced daily.

DOW JONES(R) INDUSTRIAL INDEX

      The DJIA was first published in The Wall Street Journal in 1896 and has been a widely followed indicator of the stock market since October 1, 1928. (Bloomberg) Initially consisting of just 12 stocks, the DJIA expanded to 20 stocks in 1916 and to its present size of 30 stocks on October 1, 1928. The stocks are chosen by the editors of The Wall Street Journal as representative of the broad market and of American industry. The companies are major factors in their industries and their stocks are widely held by individuals and institutional investors. Changes in the components of the DJIA are made entirely by the editors of The Wall Street Journal without consultation with the companies, the stock exchange or any official agency. For the sake of continuity, changes are made rarely. Most substitutions have been the result of mergers, but from time to time, changes may be made to achieve a better representation. The components of the DJIA may be changed at any time for any reason. Any changes in the components of the DJIA made after the Fund's stock selection date will not generally cause a change in the identity of the equity securities involved in the applicable Fund, including any equity securities deposited in a Fund, except when the Fund is periodically adjusted.

      The DOW JONES(R) CORPORATE BOND INDEX, DOW JONES U.S. TOTAL STOCK MARKET INDEX(SM) AND DOW JONES(R) INDUSTRIAL INDEX are products of Dow Jones Indexes, the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"), and have been licensed for use. "Dow Jones(R)", the DOW JONES(R) CORPORATE BOND INDEX, Dow Jones U.S. Total Stock Market Index(SM), Dow Jones(R) Industrial Index and "Dow Jones Indexes" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed for use for certain purposes by First Trust, Dow Jones, CME Indexes and their respective affiliates have no relationship to the First Trust, other than the licensing of the DOW JONES(R) CORPORATE BOND INDEX, DOW JONES U.S. TOTAL STOCK MARKET INDEX(SM) AND DOW JONES(R) INDUSTRIAL INDEX and their respective service marks for use in connection with the Fund.

Dow Jones, CME Indexes and their respective affiliates do not:

o     Sponsor, endorse, sell or promote the Fund.

o     Recommend that any person invest in the Fund.

o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Fund.

o Have any responsibility or liability for the administration, management or marketing of the Fund.

o Consider the needs of the Fund or the owners of the Fund in determining, composing or calculating the DOW JONES(R) CORPORATE BOND INDEX, DOW JONES

      U.S. TOTAL STOCK MARKET INDEX(SM) AND DOW JONES(R) INDUSTRIAL INDEX or have any obligation to do so.

o Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to the Fund currently being issued by First Trust, but which may be similar to and competitive with the Fund. In addition, CME Group Inc. and its affiliates actively trade financial products which are linked to the performance of the DOW JONES(R) CORPORATE BOND INDEX, DOW JONES U.S. TOTAL STOCK MARKET INDEX(SM) AND DOW JONES(R) INDUSTRIAL INDEX. It is possible that this trading activity will affect the value of the DOW JONES(R) CORPORATE BOND INDEX, DOW JONES U.S. TOTAL STOCK MARKET INDEX(SM), DOW JONES(R) INDUSTRIAL INDEX and the Fund.


--------------------------------------------------------------------------------
Dow Jones, CME Indexes and their respective affiliates will not have any liability in connection with the Fund. Specifically,

o Dow Jones, CME Indexes and their respective affiliates do not make any warranty, express or implied, and Dow Jones, CME Indexes and their respective affiliates disclaim any warranty about:

      o The results to be obtained by the Fund, the owners of the Fund or any other person in connection with the use of the DOW JONES(R) CORPORATE BOND INDEX, DOW JONES U.S. TOTAL STOCK MARKET INDEX(SM), DOW JONES(R) INDUSTRIAL INDEX and the data included in the DOW JONES(R) CORPORATE BOND INDEX, DOW JONES U.S. TOTAL STOCK MARKET INDEX(SM) AND DOW JONES(R) INDUSTRIAL INDEX;

      o The accuracy or completeness of the DOW JONES(R) CORPORATE BOND INDEX, DOW JONES U.S. TOTAL STOCK MARKET INDEX(SM) AND DOW JONES(R) INDUSTRIAL INDEX or their data;

      o The merchantability and the fitness for a particular purpose or use of the DOW JONES(R) CORPORATE BOND INDEX, DOW JONES U.S. TOTAL STOCK MARKET INDEX(SM) AND DOW JONES(R) INDUSTRIAL INDEX or their data;

o Dow Jones, CME Indexes and/or their respective affiliates will have no liability for any errors, omissions or interruptions in the DOW JONES(R) CORPORATE BOND INDEX, DOW JONES U.S. TOTAL STOCK MARKET INDEX(SM) AND DOW JONES(R) INDUSTRIAL INDEX or their data;

o Under no circumstances will Dow Jones, CME Indexes and/or their respective affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if they know that they might occur.

The licensing relating to the use of the indexes and trademarks referred to above by First Trust is solely for the benefit of First Trust, and not for any other third parties.
--------------------------------------------------------------------------------

                                FUND MANAGEMENT

TRUSTEES AND OFFICERS

      The general supervision of the duties performed for the Fund under the investment management agreement is the responsibility of the Board of Trustees. There are five Trustees of the Trust, one of whom is an "interested person" (as the term is defined in the 1940 Act) and four of whom are Trustees who are not officers or employees of First Trust or any of its affiliates ("Independent Trustees"). The Trustees set broad policies for the Fund, choose the Trust's officers and hire the Trust's investment advisor. The officers of the Trust manage its day to day operations and are responsible to the Trust's Board of Trustees. The following is a list of the Trustees and officers of the Trust and a statement of their present positions and principal occupations during the past five years, the number of portfolios each Trustee oversees and the other directorships they hold, if applicable. Each Trustee has been elected for an indefinite term. The officers of the Trust serve indefinite terms. Each Trustee, except for James A. Bowen, is an Independent Trustee. Mr. Bowen is deemed an "interested person" (as that term is defined in the 1940 Act) ("Interested Trustee") of the Trust due to his position as Chief Executive Officer of First Trust, investment advisor to the Fund.


                                                                                                                     OTHER
                                                                                                                  TRUSTEESHIPS
                                                                                                                      OR
                                                                                                     NUMBER OF    DIRECTORSHIPS
                                                                                                   PORTFOLIOS IN    HELD BY
                                                                                                  THE FIRST TRUST   TRUSTEE
                                                    TERM OF OFFICE AND                             FUND COMPLEX   DURING THE
        NAME, ADDRESS          POSITION AND OFFICES YEAR FIRST ELECTED    PRINCIPAL OCCUPATIONS     OVERSEEN BY     PAST 5
      AND DATE OF BIRTH             WITH TRUST         OR APPOINTED        DURING PAST 5 YEARS        TRUSTEE        YEARS

Trustee who is an Interested
Person of the Trust
----------------------------

James A. Bowen(1)             Chairman              o Indefinite term   Chief Executive Officer   91 Portfolios   None
120 East Liberty Drive,       of the Board,                             (December 2010 to
  Suite 400                   and Trustee                               Present), President
Wheaton, IL 60187                                   o Since inception   (until December 2010),
D.O.B.: 09/55                                                           First Trust Advisors
                                                                        L.P. and First Trust
                                                                        Portfolios L.P.;
                                                                        Chairman of the Board of
                                                                        Directors, BondWave LLC
                                                                        (Software Development
                                                                        Company/Investment
                                                                        Advisor) and Stonebridge
                                                                        Advisors LLC (Investment
                                                                        Advisor)


                                     - 22 -


                                                                                                                     OTHER
                                                                                                                  TRUSTEESHIPS
                                                                                                                      OR
                                                                                                     NUMBER OF    DIRECTORSHIPS
                                                                                                   PORTFOLIOS IN    HELD BY
                                                                                                  THE FIRST TRUST   TRUSTEE
                                                    TERM OF OFFICE AND                             FUND COMPLEX   DURING THE
        NAME, ADDRESS          POSITION AND OFFICES YEAR FIRST ELECTED    PRINCIPAL OCCUPATIONS     OVERSEEN BY     PAST 5
      AND DATE OF BIRTH             WITH TRUST         OR APPOINTED        DURING PAST 5 YEARS        TRUSTEE        YEARS


Independent Trustees
----------------------------

Richard E. Erickson           Trustee               o Indefinite term   Physician; President,     91 Portfolios   None
------------------visors                                                Wheaton Orthopedics;
L.P.                                                                    Co-owner and Co-Director
120 East Liberty Drive,                             o Since inception   (January 1996 to May
  Suite 400                                                             2007), Sports Med Center
Wheaton, IL 60187                                                       for Fitness; Limited
D.O.B: 04/51                                                            Partner, Gundersen Real
                                                                        Estate Limited
                                                                        Partnership; Member,
                                                                        Sportsmed LLC

Thomas R. Kadlec              Trustee               o Indefinite term   President (March 2010 to  91 Portfolios   Director
c/o First Trust Advisors                                                Present), Senior Vice                     of ADM
L.P.                                                o Since inception   President and Chief                       Investor
120 East Liberty Drive,                                                 Financial Officer (May                    Services,
  Suite 400                                                             2007 to March 2010),                      Inc. and
Wheaton, IL 60187                                                       Vice President and Chief                  ADM
D.O.B.: 11/57                                                           Financial Officer (1990                   Investor
                                                                        to May 2007), ADM                         Services
                                                                        Investor Services, Inc.                   International
                                                                        (Futures Commission
                                                                        Merchant)

Robert F. Keith               Trustee               o Indefinite term   President (2003 to        91 Portfolios   Director
c/o First Trust Advisors                                                Present), Hibs                            of Trust
L.P.                                                o Since inception   Enterprises (Financial                    Company of
120 East Liberty Drive,                                                 and Management                            Illinois
  Suite 400                                                             Consulting)
Wheaton, IL 60187
D.O.B.: 11/56

Niel B. Nielson               Trustee               o Indefinite term   President (June 2002 to   91 Portfolios   Director
c/o First Trust Advisors                                                Present), Covenant College                of
L.P.                                                o Since inception                                             Covenant
120 East Liberty Drive,                                                                                           Transport
  Suite 400                                                                                                       Inc.
Wheaton, IL 60187
D.O.B.: 03/54


Officers of the Trust
----------------------------

Mark R. Bradley               President and         o Indefinite term   Chief Financial Officer;  N/A             N/A
120 East Liberty Drive,       Chief Executive                           Chief Operating Officer
  Suite 400                   and Chief Accounting                      (December 2010 to
Wheaton, IL 60187             Officer               o Since inception   Present), First Trust
D.O.B.: 11/57                                                           Advisors L.P. and First
                                                                        Trust Portfolios L.P.;
                                                                        Chief Financial
                                                                        Officer, BondWave LLC
                                                                        (Software Development
                                                                        Company/Investment
                                                                        Advisor) and Stonebridge
                                                                        Advisors LLC (Investment
                                                                        Advisor)

[Susan M. Brix                Assistant Vice        o Indefinite term   Representative, First     N/A             N/A
120 East Liberty Drive,       President                                 Trust Portfolios L.P.;
  Suite 400                                         o Since inception   Assistant Portfolio
Wheaton, IL 60187                                                       Manager, First Trust
D.O.B.: 01/60]                                                          Advisors L.P.


                                     - 23 -


                                                                                                                     OTHER
                                                                                                                  TRUSTEESHIPS
                                                                                                                      OR
                                                                                                     NUMBER OF    DIRECTORSHIPS
                                                                                                   PORTFOLIOS IN    HELD BY
                                                                                                  THE FIRST TRUST   TRUSTEE
                                                    TERM OF OFFICE AND                             FUND COMPLEX   DURING THE
        NAME, ADDRESS          POSITION AND OFFICES YEAR FIRST ELECTED    PRINCIPAL OCCUPATIONS     OVERSEEN BY     PAST 5
      AND DATE OF BIRTH             WITH TRUST         OR APPOINTED        DURING PAST 5 YEARS        TRUSTEE        YEARS


Erin E. Chapman               Assistant Secretary   o Indefinite term   Assistant General         N/A             N/A
120 East Liberty Drive,                                                 Counsel (October 2007 to
  Suite 400                                         o Since inception   Present), Associate
Wheaton, IL 60187                                                       Counsel (March 2006 to
D.O.B.: 08/76                                                           October 2007), First
                                                                        Trust Advisors L.P. and
                                                                        First Trust Portfolios
                                                                        L.P.; Associate Attorney
                                                                        (November 2003 to March
                                                                        2006), Doyle & Bolotin,
                                                                        Ltd.

James M. Dykas                Chief Financial       o Indefinite term   Controller (January 2011  N/A             N/A
120 East Liberty Drive,       Officer and                               to Present) and Senior
  Suite 400                   Chief Accounting      o Since inception   Vice President (April
Wheaton, IL 60187             Officer                                   2007 to Present), Vice
D.O.B.: 01/66                                                           President (January 2005
                                                                        to April 2007), First
                                                                        Trust Advisors L.P. and
                                                                        First Trust Portfolios
                                                                        L.P.

Rosanne Gatta                 Assistant Secretary   o Indefinite term   Board Liaison Associate   N/A             N/A
120 East Liberty Drive,                                                 (July 2010 to Present),
  Suite 400                                         o Since inception   First Trust Advisors
Wheaton, IL 60187                                                       L.P. and First Trust
DOB: 7/55                                                               Portfolios L.P.;
                                                                        Assistant Vice President
                                                                        (February 2001 to July
                                                                        2010), PNC Global
                                                                        Investment Servicing

W. Scott Jardine              Secretary             o Indefinite term   General Counsel, First    N/A             N/A
120 East Liberty Drive,                                                 Trust Advisors L.P. and
  Suite 400                                         o Since inception   First Trust Portfolios
Wheaton, IL 60187                                                       L.P.; Secretary,
D.O.B.: 05/60                                                           BondWave LLC (Software
                                                                        Development
                                                                        Company/Investment
                                                                        Advisor) and Stonebridge
                                                                        Advisors LLC (Investment
                                                                        Advisor)

Daniel J. Lindquist           Vice President        o Indefinite term   Senior Vice President     N/A             N/A
120 East Liberty Drive,                                                 (September 2005 to
  Suite 400                                         o Since inception   Present), Vice President
Wheaton, IL 60187                                                       (April 2004 to September
D.O.B.: 02/70                                                           2005), First Trust
                                                                        Advisors L.P. and First
                                                                        Trust Portfolios L.P.

Coleen D. Lynch               Assistant Vice        o Indefinite term   Assistant Vice President  N/A             N/A
120 East Liberty Drive,       President                                 (January 2008 to
  Suite 400                                         o Since inception   Present), First Trust
Wheaton, IL 60187                                                       Advisors L.P. and First
D.O.B.: 07/58                                                           Trust Portfolios L.P.;
                                                                        Vice President (May 1998
                                                                        to January 2008), Van
                                                                        Kampen Asset Management
                                                                        and Morgan Stanley
                                                                        Investment Management


                                     - 24 -


                                                                                                                     OTHER
                                                                                                                  TRUSTEESHIPS
                                                                                                                      OR
                                                                                                     NUMBER OF    DIRECTORSHIPS
                                                                                                   PORTFOLIOS IN    HELD BY
                                                                                                  THE FIRST TRUST   TRUSTEE
                                                    TERM OF OFFICE AND                             FUND COMPLEX   DURING THE
        NAME, ADDRESS          POSITION AND OFFICES YEAR FIRST ELECTED    PRINCIPAL OCCUPATIONS     OVERSEEN BY     PAST 5
      AND DATE OF BIRTH             WITH TRUST         OR APPOINTED        DURING PAST 5 YEARS        TRUSTEE        YEARS


Kristi A. Maher               Assistant Secretary   o Indefinite term   Deputy General Counsel    N/A             N/A
120 East Liberty Drive,       and Chief Compliance                      (May 2007 to Present),
  Suite 400                   Officer               o Since inception   Assistant General
Wheaton, IL 60187                                                       Counsel (March 2004 to
D.O.B.: 12/66                                                           May 2007), First Trust
                                                                        Advisors L.P. and First
                                                                        Trust Portfolios L.P.

Roger F. Testin               Vice President        o Indefinite term   Senior Vice President     N/A             N/A
120 East Liberty Drive,                                                 (November 2003 to
  Suite 400                                         o Since inception   Present),  First Trust
Wheaton, IL 60187                                                       Advisors L.P. and First
D.O.B: 06/66                                                            Trust Portfolios L.P.

-------------------
(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust, investment advisor of the Fund.

UNITARY BOARD LEADERSHIP STRUCTURE

      Each Trustee serves as a trustee of all open-end and closed-end funds in the First Trust Fund Complex (as defined below), which is known as a "unitary" board leadership structure. Each Trustee currently serves as a trustee of the Trust, First Defined Portfolio Fund, LLC and First Trust Series Fund, open-end funds with ten portfolios advised by First Trust; First Trust Senior Floating Rate Income Fund II, Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, First Trust Energy Income and Growth Fund, First Trust Enhanced Equity Income Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust Mortgage Income Fund, First Trust Strategic High Income Fund II, First Trust/Aberdeen Emerging Opportunity Fund, First Trust Specialty Finance and Financial Opportunities Fund, First Trust Active Dividend Income Fund, First Trust High Income Long/Short Fund and First Trust Energy Infrastructure Fund, closed-end funds advised by First Trust; and First Trust Exchange-Traded Fund, First Trust Exchange-Traded Fund II, First Trust Exchange-Traded AlphaDEX(R) Fund and First Trust Exchange-Traded AlphaDEX(R) Fund II, exchange-traded funds with 69 portfolios advised by First Trust (each a "First Trust Fund" and collectively, the "First Trust Funds" or "First Trust Fund Complex"). None of the Trustees who are not "interested persons" of the Trust, nor any of their immediate family members, has ever been a director, officer or employee of, or consultant to, First Trust, First Trust Portfolios or their affiliates. In addition, the officers of the Trust
(other than Susan Brix and Roger Testin) hold the same positions with the other funds in the First Trust Fund Complex as they hold with the Trust. Ms. Brix is not an officer of any fund in the First Trust Fund Complex other than the Trust and First Defined Portfolio Fund, LLC. Mr. Testin, Vice President of the Trust, serves in the same position for all funds in the First Trust Fund Complex with the exception of the closed-end funds.

      The management of the Fund, including general supervision of the duties performed for the Fund under the investment management agreement between the Trust, on behalf of the Fund, and the Advisor, is the responsibility of the Board of Trustees. The Trustees of the Trust set broad policies for the Fund, choose the Trust's officers, and hire the Fund's investment advisor and other service providers. The officers of the Trust manage the day-to-day operations and are responsible to the Trust's Board. The Trust's Board is composed of four Independent Trustees and one Interested Trustee. The Interested Trustee, James
A. Bowen, serves as the Chairman of the Board for each First Trust Fund First Trust Fund Complex.

      The same five persons serve as Trustees on the Trust's Board and on the Boards of all other First Trust Funds. The unitary board structure was adopted for the First Trust Funds because of the efficiencies it achieves with respect to the governance and oversight of the First Trust Funds. Each First Trust Fund is subject to the rules and regulations of the 1940 Act (and other applicable securities laws), which means that many of the First Trust Funds face similar issues with respect to certain of their fundamental activities, including risk management, portfolio liquidity, portfolio valuation and financial reporting. Because of the similar and often overlapping issues facing the First Trust Funds, including the Fund, the Board of the First Trust Funds believes that maintaining a unitary board structure promotes efficiency and consistency in the governance and oversight of all First Trust Funds and reduces the costs, administrative burdens and possible conflicts that may result from having multiple boards. In adopting a unitary board structure, the Trustees seek to provide effective governance through establishing a board the overall composition of which will, as a body, possesses the appropriate skills, diversity, independence and experience to oversee the Fund's business.

      Annually, the Board reviews its governance structure and the committee structures, their performance and functions and reviews any processes that would enhance Board governance over the Fund's business. Each Board has determined that its leadership structure, including the unitary board and committee structure, is appropriate based on the characteristics of the funds it serves and the characteristics of the First Trust Fund Complex as a whole.

      In order to streamline communication between the Advisor and the Independent Trustees and create certain efficiencies, each Board has a Lead Independent Trustee who is responsible for: (i) coordinating activities of the Independent Trustees; (ii) working with the Advisor, Fund counsel and the independent legal counsel to the Independent Trustees to determine the agenda for Board meetings; (iii) serving as the principal contact for and facilitating communication between the Independent Trustees and the Fund's service providers, particularly the Advisor; and (iv) any other duties that the Independent Trustees may delegate to the Lead Independent Trustee. The Lead Independent Trustee is selected by the Independent Trustees and serves a two-year term or until his successor is selected.

      The Board has established four standing committees (as described below) and has delegated certain of its responsibilities to those committees. The Board and its committees meet frequently throughout the year to oversee the Fund's activities, review contractual arrangements with and performance of service providers, oversee compliance with regulatory requirements, and review Fund performance. The Independent Trustees are represented by independent legal counsel at all Board and committee meetings. Generally, each Board acts by majority vote of all the Trustees, including a majority vote of the Independent Trustees if required by applicable law.

      The three committee Chairmen and the Lead Independent Trustee rotate every two years in serving as Chairman of the Audit Committee, the Nominating and Governance Committee or the Valuation Committee, or as Lead Independent Trustee. The Lead Independent Trustee also serves on the Executive Committee with the Interested Trustee.

      The four standing committees of the First Trust Fund Complex are: the Executive Committee (and Pricing and Dividend Committee), the Nominating and Governance Committee, the Valuation Committee and the Audit Committee. The Executive Committee, which meets between Board meetings, is authorized to exercise all powers of and to act in the place of the Board of Trustees to the extent permitted by the Trust's Declaration of Trust and By-Laws. Such Committee is also responsible for the declaration and setting of dividends. Mr. Keith and Mr. Bowen are members of the Executive Committee.

      The Nominating and Governance Committee is responsible for appointing and nominating non-interested persons to the Trust's Board of Trustees. Messrs. Erickson, Kadlec, Keith and Nielson are members of the Nominating and Governance Committee. If there is no vacancy on the Board of Trustees, the Board will not actively seek recommendations from other parties, including shareholders. The Board of Trustees adopted a mandatory retirement age of 72 for Trustees, beyond which age Trustees are ineligible to serve. The Committee will not consider new trustee candidates who are 72 years of age or older. When a vacancy on the Board of Trustees of a First Trust Fund occurs and nominations are sought to fill such vacancy, the Nominating and Governance Committee may seek nominations from those sources it deems appropriate in its discretion, including shareholders of the Fund. To submit a recommendation for nomination as a candidate for a position on the Board of Trustees, shareholders of the Fund shall mail such recommendation to W. Scott Jardine, Secretary, at the Trust's address, 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187. Such recommendation shall include the following information: (i) evidence of Fund ownership of the person or entity recommending the candidate (if a Fund shareholder); (ii) a full description of the proposed candidate's background, including their education, experience, current employment and date of birth; (iii) names and addresses of at least three professional references for the candidate; (iv) information as to whether the candidate is an "interested person" in relation to the Fund, as such term is defined in the 1940 Act, and such other information that may be considered to impair the candidate's independence; and (v) any other information that may be helpful to the Committee in evaluating the candidate. If a recommendation is received with satisfactorily completed information regarding a candidate during a time when a vacancy exists on the Board or during such other time as the Nominating and Governance Committee is accepting recommendations, the recommendation will be forwarded to the Chairman of the Nominating and Governance Committee and the counsel to the Independent Trustees. Recommendations received at any other time will be kept on file until such time as the Nominating and Governance Committee is accepting recommendations, at which point they may be considered for nomination.

The Valuation Committee is responsible for the oversight of the pricing procedures of the Fund. Messrs. Erickson, Kadlec, Keith and Nielson are members of the Valuation Committee.

      The Audit Committee is responsible for overseeing the Fund's accounting and financial reporting process, the system of internal controls, audit process and evaluating and appointing independent auditors (subject also to Board approval). Messrs. Erickson, Kadlec, Keith and Nielson serve on the Audit Committee.

RISK OVERSIGHT

      As part of the general oversight of the Fund, the Board is involved in the risk oversight of the Fund. The Board has adopted and periodically reviews policies and procedures designed to address the Fund's risks. Oversight of investment and compliance risk, including oversight of any sub-advisors, is performed primarily at the Board level in conjunction with the Advisor's investment oversight group and the Trust's Chief Compliance Officer ("CCO"). Oversight of other risks also occurs at the Committee level. The Advisor's investment oversight group will report to the Board at quarterly meetings regarding, among other things, Fund performance and the various drivers of such performance. The Board will review reports on the Fund's and the service providers' compliance policies and procedures at each quarterly Board meeting and receives an annual report from the CCO regarding the operations of the Fund's and the service providers' compliance program. In addition, the

Independent Trustees will meet privately each quarter with the CCO. The Audit Committee reviews with the Advisor the Fund's major financial risk exposures and the steps the Advisor has taken to monitor and control these exposures, including the Fund's risk assessment and risk management policies and guidelines. The Audit Committee also, as appropriate, reviews in a general manner the processes other Board committees have in place with respect to risk assessment and risk management. The Nominating and Governance Committee monitors all matters related to the corporate governance of the Fund. The Valuation Committee monitors valuation risk and compliance with the Fund's Valuation Procedures and oversees the pricing agents and actions by the Advisor's Pricing Committee with respect to the valuation of portfolio securities.

      Not all risks that may affect the Fund can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Fund or the Advisor or other service providers. Moreover, it is necessary to bear certain risks (such as investment related risks) to achieve the Fund's goals. As a result of the foregoing and other factors, the Fund's ability to manage risk is subject to substantial limitations.

BOARD DIVERSIFICATION AND TRUSTEE QUALIFICATIONS

      As described above, the Nominating and Governance Committee of each Board oversees matters related to the nomination of Trustees. The Nominating and Governance Committee seeks to establish an effective Board with an appropriate range of skills and diversity, including, as appropriate, differences in background, professional experience, education, vocations, and other individual characteristics and traits in the aggregate. Each Trustee must meet certain basic requirements, including relevant skills and experience, time availability, and if qualifying as an Independent Trustee, independence from the Advisor, sub-advisors (if any), underwriters or other service providers, including any affiliates of these entities.

      Listed below for each current Trustee are the experiences, qualifications and attributes that led to the conclusion, as of the date of this SAI, that each current Trustee should serve as a trustee.

      Richard E. Erickson, M.D., is an orthopedic surgeon and President of Wheaton Orthopedics. He also has been a co-owner and director of a fitness center and a limited partner of two real estate companies. Dr. Erickson has served as a Trustee of each First Trust Fund since its inception. Dr. Erickson has also served as the Lead Independent Trustee (2008 - 2009), Chairman of the Nominating and Governance Committee (2003 - 2007) and Chairman of the Valuation Committee (June 2006 - 2007 and 2010 - 2011) of the First Trust Funds. He currently serves as Chairman of the Audit Committee (since January 1, 2012) of the First Trust Funds.

      Thomas R. Kadlec is President of ADM Investor Services Inc. ("ADMIS"), a futures commission merchant and wholly-owned subsidiary of the Archer Daniels Midland Company ("ADM"). Mr. Kadlec has been employed by ADMIS and its affiliates since 1990 in various accounting, financial, operations and risk management capacities. Mr. Kadlec serves on the boards of several international affiliates of ADMIS and is a member of ADM's Integrated Risk Committee, which is tasked with the duty of implementing and communicating enterprise-wide risk management. Mr. Kadlec has served as a Trustee of each First Trust Fund, except

First Defined Portfolio Fund, LLC, since its inception. He has served as a Trustee of First Defined Portfolio Fund, LLC since 2004. Mr. Kadlec also served on the Executive Committee from the organization of the first First Trust closed-end fund in 2003 until he was elected as the first Lead Independent Trustee in December 2005, serving as such through 2007. He also served as Chairman of the Valuation Committee (2008 - 2009), Chairman of the Audit Committee (2010 - 2011) and he currently serves as Chairman of the Nominating and Governance Committee (since January 1, 2012) of the First Trust Funds.

      Robert F. Keith is President of Hibs Enterprises, a financial and management consulting firm. Mr. Keith has been with Hibs Enterprises since 2003. Prior thereto, Mr. Keith spent 18 years with ServiceMaster and Aramark, including three years as President and COO of ServiceMaster Consumer Services, where he led the initial expansion of certain products overseas, five years as President and COO of ServiceMaster Management Services and two years as President of Aramark ServiceMaster Management Services. Mr. Keith is a certified public accountant and also has held the positions of Treasurer and Chief Financial Officer of ServiceMaster, at which time he oversaw the financial aspects of ServiceMaster's expansion of its Management Services division in to Europe, the Middle East and Asia. Mr. Keith has served as a Trustee of the First Trust Funds since June 2006. Mr. Keith has also served as the Chairman of the Audit Committee (2008 - 2009) and Chairman of the Nominating and Governance Committee (2010 - 2011) of the First Trust Funds. He currently serves as Lead Independent Trustee and on the Executive Committee (since January 1, 2012) of the First Trust Funds.

      Niel B. Nielson, Ph.D., has served as the President of Covenant College since 2002. Mr. Nielson formerly served as a partner and trader (of options and futures contracts for hedging options) for Ritchie Capital Markets Group (1996 -
1997), where he held an administrative management position at this proprietary derivatives trading company. He also held prior positions in new business development for ServiceMaster Management Services Company, and in personnel and human resources for NationsBank of North Carolina, N.A. and Chicago Research and Trading Group, Ltd. ("CRT"). His international experience includes serving as a director of CRT Europe, Inc. for two years, directing out of London all aspects of business conducted by the U.K. and European subsidiary of CRT. Prior to that, Mr. Nielson was a trader and manager at CRT in Chicago. Mr. Nielson has served as a Trustee of each First Trust Fund since its inception and of the First Trust Funds since 1999. Mr. Nielson has also served as the Chairman of the Audit Committee (2003 - 2006), Chairman of the Nominating and Governance Committee (2008 - 2009) and as Lead Independent Trustee (2010 - 2011) of the First Trust Funds. He currently serves as Chairman of the Valuation Committee (since January 1, 2012) of the First Trust Funds.

      James A. Bowen is Chief Executive Officer of First Trust Advisors L.P. and First Trust Portfolios L.P. and until January 23, 2012, also served as President and Chief Executive Officer of the First Trust Funds. Mr. Bowen is involved in the day-to-day management of the First Trust Funds and serves on the Executive Committee. He has over 26 years of experience in the investment company business in sales, sales management and executive management. Mr. Bowen has served as a Trustee of each First Trust Fund since its inception and of the First Trust Funds since 1999.

      Each Trustee who is not an officer or employee of First Trust Advisors, any sub-advisor or any of their affiliates ("Independent Trustee") is paid a fixed annual retainer of $125,000 per year and an annual per fund fee of $4,000 for each closed-end fund or other actively managed fund and $1,000 for each index fund in the First Trust Fund Complex. The fixed annual retainer is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Additionally, the Lead Independent Trustee is paid $15,000 annually, the Chairman of the Audit Committee is paid $10,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee is paid $5,000 annually to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are also reimbursed by the investment companies in the First Trust Fund Complex for travel and out-of-pocket expenses incurred in connection with all meetings. Each Chairman and the Lead Independent Trustee will serve a two year term expiring December 31, 2013 before rotating to serve as a Chairman of another Committee or as Lead Independent Trustee.

      The following table sets forth the estimated compensation (including reimbursement for travel and out-of-pocket expenses) to be paid by the Trust for services during one fiscal year and the compensation (including reimbursement for travel and out-of-pocket expenses) paid by the First Trust Fund Complex for services during the calendar year ended December 31, 2011, to each of the Independent Trustees. The Trust has no retirement or pension plans. The officers and Trustee who are "interested persons" as designated above serve without any compensation from the Trust. The Trust has no employees. Its officers are compensated by First Trust.

                                                                                       TOTAL COMPENSATION
                                                     TOTAL COMPENSATION            FROM THE FIRST TRUST FUND
 NAME OF TRUSTEE                                         FROM TRUST(1)                      COMPLEX(2)
 Richard E. Erickson............................              $                              $177,025
 Thomas R. Kadlec...............................              $                              $178,750
 Robert F. Keith................................              $                              $177,025
 Niel B. Nielson................................              $                              $187,707

--------------------------

1 The estimated compensation to be paid by the Trust to the Independent Trustees for one fiscal year for services to the Trust.

2 The total compensation paid to the Independent Trustees for the calendar year ended December 31, 2011 for services to the ten portfolios First Defined Portfolio Fund, LLC and the First Trust Series Fund, 14 closed-end funds and 60 series of the First Trust Exchange-Traded Fund, First Trust Exchange-Traded Fund II and First Trust Exchange-Traded AlphaDEX(R) Fund, all advised by First Trust.

      The following table sets forth the dollar range of equity securities beneficially owned by the Trustees in the Fund and in all funds overseen by the Trustees in the First Trust Fund Complex as of December 31, 2011:

                                                                   AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
                                                                      IN ALL REGISTERED INVESTMENT COMPANIES
                                      DOLLAR RANGE OF EQUITY       OVERSEEN BY TRUSTEE IN THE FIRST TRUST FUND
NAME OF TRUSTEE                       SECURITIES IN THE FUND                         COMPLEX

Interested Trustee:
James A. Bowen                                  $0                              $50,001 - $100,000

Independent Trustees:
Richard E. Erickson                             $0                                Over $100,000
Thomas R. Kadlec                                $0                                Over $100,000
Robert F. Keith                                 $0                                Over $100,000
Niel B. Nielson                                 $0                                Over $100,000

      As of December 31, 2010, the Independent Trustees and immediate family members did not own beneficially or of record any class of securities of the investment advisor or principal underwriter of the Fund or any person directly or indirectly controlling, controlled by, or under common control with the investment advisor or principal underwriter of the Fund.

                                 CODE OF ETHICS

      To mitigate the possibility that the Fund will be adversely affected by personal trading of employees, the Trust, First Trust and First Trust Portfolios have adopted Codes of Ethics under Rule 17j-1 under the 1940 Act. These Codes contain policies restricting securities trading in personal accounts of the officers, Trustees and others who normally come into possession of information on portfolio transactions. These Codes are on public file with, and are available from, the SEC.

                      PROXY VOTING POLICIES AND PROCEDURES

      The Trust has adopted a proxy voting policy that seeks to ensure that proxies for securities held by the Fund are voted consistently and solely in the best interests of the Fund.

      A senior officer of First Trust is responsible for oversight of the Fund's proxy voting process. First Trust has engaged the services of ISS Governance Services, a division of RiskMetrics Group, Inc. ("ISS"), to make recommendations to First Trust on the voting of proxies relating to securities held by the Fund. ISS provides voting recommendations based upon established guidelines and practices. First Trust reviews the ISS recommendations and frequently follows the ISS recommendations. However, on selected issues, First Trust may not vote in accordance with the ISS recommendations when First Trust believes that specific ISS recommendations are not in the best interests of the Fund. If First Trust manages the assets of a company or its pension plan and any of First Trust's clients hold any securities of that company, First Trust will vote proxies relating to such company's securities in accordance with the ISS recommendations to avoid any conflict of interest.

      First Trust has adopted the ISS Proxy Voting Guidelines. While these guidelines are not intended to be all-inclusive, they do provide guidance on First Trust's general voting policies. The ISS Proxy Voting Guidelines are attached hereto as Appendix A.

      Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, will be available without charge, on the Fund's website at www.ftportfolios.com, upon request, by calling (800) 621-1675 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

      As of March 31, 2012, First Trust owned all shares of the Trust. As a result, First Trust is considered to control the Fund. Due to such control, First Trust may have the ability to affect the outcome of any item voted on by the Fund. To the extent required by applicable law, Participating Insurance Companies will solicit voting instructions from owners of the variable annuity and variable life insurance Contracts. All Shares in the Fund will be voted by Participating Insurance Companies in accordance with voting instructions received from such Contract owners. Participating Insurance Companies will vote all of the Shares which it is entitled to vote in the same proportion as the voting instructions given by variable annuity and variable life insurance Contract owners, on the issues presented. Participating Insurance Companies will also vote all Shares owned in their own names proportional to such ownership. As a result of this proportional voting, a small number of Contract owners may have the ability to determine the outcome of any item voted on by the Fund.


      As of March 30, 2012, the Trustees and officers of the Trust did not own any Shares.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

      First Trust Advisors L.P., 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187, is the investment advisor to the Fund. As investment advisor, First Trust provides the Fund with professional investment supervision and management and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions. First Trust provides the Fund with discretionary investment services and certain other services necessary with the management of the portfolio. Specifically, First Trust is responsible for supervising and directing the investments of the Fund in accordance with the Fund's investment objective, program, and restrictions as provided in the Prospectus and this SAI. First Trust is responsible for effecting all security transactions on behalf of the Fund. First Trust is also responsible for compliance with the provisions of the Code, applicable to the Fund (relating to the diversification requirements applicable to investments in underlying variable annuity and variable life insurance Contracts).

      First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. Grace Partners of DuPage L.P. is a limited partnership with one general partner, The

Charger Corporation, and a number of limited partners. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, the Chief Executive Officer of First Trust. First Trust discharges its responsibilities subject to the policies of the Board of Trustees.

      First Trust is also advisor to 12 closed-end funds and 69 exchange-traded funds and is the portfolio supervisor of certain unit investment trusts sponsored by First Trust Portfolios. First Trust Portfolios specializes in the underwriting, trading and distribution of unit investment trusts and other securities.

      First Trust acts as investment advisor to the Fund pursuant to an investment management agreement (the "Investment Management Agreement"). The Investment Advisory and Management Agreement continues in effect for the Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by the Trustees including a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Trust, or the interest holders of the Fund. It may be terminated at any time upon 60 days notice by either party, or by a majority vote of the outstanding Shares of the Fund, and will terminate automatically upon assignment. Additional Funds may be subject to a different agreement. The Investment Advisory and Management Agreement provides that First Trust, its partners, directors, officers, employees, and certain other persons performing specific functions for the Fund will only be liable to the Fund for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of their obligations and duties under the agreement. As compensation for its services, the Fund pays First Trust a fee as described in the Prospectus. Provisions regarding expense limitations are described in the Prospectus.

      As of the date of this SAI, the Fund has not yet commenced operations or paid management fees. Pursuant to the Investment Management Agreement between First Trust and the Trust, First Trust is paid an annual management fee of 0.60% of the Fund's average daily net assets. The Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, any distribution or service fees pursuant to a 12b-1 plan, if any, or expenses, and extraordinary expenses. First Trust has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the annual operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 1.20% (the "Expense Cap") at least until May 1, 2013. Expenses borne and fees waived by First Trust are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred by the Fund, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding the Expense Cap.

INVESTMENT COMMITTEE

      The Investment Committee of First Trust is primarily responsible for the day-to-day management of the Fund's portfolios. There are currently seven members of the Investment Committee, as follows:

                               POSITION WITH              LENGTH OF SERVICE       PRINCIPAL OCCUPATION
NAME                           FIRST TRUST                WITH FIRST TRUST        DURING PAST FIVE YEARS

Daniel J. Lindquist            Senior Vice President      Since 2004              Senior Vice President
                                                                                  (September 2005 to Present),
                                                                                  Vice President (April 2004 to
                                                                                  September 2005) First Trust
                                                                                  Advisors L.P. and First Trust
                                                                                  Portfolios L.P.

Robert F. Carey                Chief Investment Officer   Since 1991              Chief Investment Officer and
                               and Senior Vice President                          Senior Vice President, First
                                                                                  Trust Advisors L.P. and First
                                                                                  Trust Portfolios L.P.

Jon C. Erickson                Senior Vice President      Since 1994              Senior Vice President, First
                                                                                  Trust Advisors L.P. and First
                                                                                  Trust Portfolios L.P.

David G. McGarel               Senior Vice President      Since 1997              Senior Vice President, First
                                                                                  Trust Advisors L.P. and First
                                                                                  Trust Portfolios L.P.

Roger F. Testin                Senior Vice President      Since 2001              Senior Vice President, First
                                                                                  Trust Advisors L.P. and First
                                                                                  Trust Portfolios L.P.

Todd Larson                    Vice President             Since 2007              Vice President (2007 to
                                                                                  Present), First Trust Advisors
                                                                                  L.P. and First Trust
                                                                                  Portfolios L.P.; Vice President
                                                                                  ABN AMRO Asset Management

Eric Maisel                    Vice President             Since 2008              Vice President (2008 to
                                                                                  Present), First Trust Advisors
                                                                                  L.P. and First Trust
                                                                                  Portfolios L.P.; Senior
                                                                                  Portfolio Manager, Pioneer
                                                                                  Investments/Vanderbilt
                                                                                  Capital Advisors LLC

      Daniel J. Lindquist: Mr. Lindquist is Chairman of the Investment Committee and presides over Investment Committee meetings. Mr. Lindquist is also responsible for overseeing the implementation of the Fund's investment strategies.

      David G. McGarel: As the head of First Trust's Strategy Research Group, Mr. McGarel is responsible for developing and implementing quantitative investment strategies for those funds that have investment policies that require them to follow such strategies.

      Jon C. Erickson: As the head of First Trust's Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by funds that do not utilize quantitative investment strategies.

      Roger F. Testin: As head of First Trust's Portfolio Management Group, Mr. Testin is responsible for executing the instructions of the Strategy Research Group and Equity Research Group in a funds' portfolio.

      Robert F. Carey: As First Trust's Chief Investment Officer, Mr. Carey consults with the Investment Committee on market conditions and First Trust's general investment philosophy.

      Todd Larson: As head of First Trust's Fixed Income Group, Mr. Larson is responsible for implementing fixed income investment strategies for First Trust's institutional clients.

      Eric Maisel: As a Portfolio Manager and Credit Analyst, Mr. Maisel is responsible for conducting fundamental research on issues within the Fund's investment universe.


COMPENSATION

      The compensation structure for each member of the Investment Committee is based upon a fixed salary as well as a discretionary bonus determined by the management of First Trust. Salaries are determined by management and are based upon an individual's position and overall value to the firm. Bonuses are also determined by management and are based upon an individual's overall contribution to the success of the firm and the profitability of the firm. Salaries and bonuses for members of the Investment Committee are not based upon criteria such as Fund performance or the value of assets included in the Fund's portfolios. In addition, Mr. Carey, Mr. Erickson, Mr. Lindquist, Mr. McGarel, also have an indirect ownership stake in the firm and will therefore receive their allocable share of ownership-related distributions.

      The Investment Committee manages the investment vehicles and accounts (other than the series of the Trust) with the number of accounts and assets, as of March 31, 2012, set forth in the following table:

                                   ACCOUNTS MANAGED BY INVESTMENT COMMITTEE
                                             (as of March 31, 2012)

 INVESTMENT COMMITTEE               REGISTERED INVESTMENT          OTHER POOLED        OTHER ACCOUNTS NUMBER OF
        MEMBER                            COMPANIES            INVESTMENT VEHICLES             ACCOUNTS
                                      NUMBER OF ACCOUNTS        NUMBER OF ACCOUNTS            ($ ASSETS)
                                          ($ ASSETS)                ($ ASSETS)

Robert F. Carey                      81 ($16,133,630,004)       7 ($ 277,721,936)        3030 ($ 788,248,800)

Roger F. Testin
                                     81 ($16,133,630,004)       7 ($ 277,721,936)        3030 ($ 788,248,800)

Jon C. Erickson
                                     81 ($16,133,630,004)       7 ($ 277,721,936)        3030 ($ 788,248,800)

David G. McGarel
                                     81 ($16,133,630,004)       7 ($ 277,721,936)        3030 ($ 788,248,800)

Daniel J. Lindquist
                                     81 ($16,133,630,004)               N/A              3030 ($ 788,248,800)

Todd Larson
                                      2 ($ 2,212,554,877)               N/A                       N/A

Eric Maisel
                                      2 ($ 2,212,554,877)               N/A                       N/A

      None of the accounts managed by the Investment Committee pay an advisory fee that is based upon the performance of the account. In addition, First Trust believes that there are no material conflicts of interest that may arise in connection with the Investment Committee's management of the Fund's investments and the investments of the other accounts managed by the Investment Committee. However, because the investment strategies of many of the other accounts managed by the Investment Committee are based on fairly mechanical investment processes, the Investment Committee may recommend that certain clients sell and other clients buy a given security at the same time. In addition, because the investment strategies of the Fund and other accounts managed by the Investment Committee generally result in the clients investing in readily available securities, First Trust believes that there should not be material conflicts in the allocation of investment opportunities between the Fund and other accounts managed by the Investment Committee. None of the members of the Investment Committee own Shares in the Fund.

DISTRIBUTOR

      First Trust Portfolios, 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187, serves as the principal underwriter of the Shares of the Fund pursuant to a "best efforts" arrangement as provided by a distribution agreement with the Fund (the "Distribution Agreement"). First Trust Portfolios is affiliated with First Trust. The officers of the Trust described as being associated with First Trust and First Trust Portfolios are affiliated persons of both the Trust and First Trust Portfolios. Pursuant to the Distribution Agreement, the Fund appointed First Trust Portfolios to be its agent for the distribution of the Fund's Shares on a continuous offering basis. First Trust Portfolios sells Shares of the Fund to Accounts. Pursuant to the Distribution Agreement, First Trust Portfolios, at its own expense, finances certain activities incident to the sale and distribution of the Shares of the Fund, including printing and distribution of Prospectus and SAI to other than existing shareholders and the printing and distributing of sales literature and advertising. First Trust Portfolios does not receive underwriting commissions for its sale of Shares of the Fund, but does receive compensation pursuant to a Rule 12b-1 plan adopted by the Fund and described herein under "12b-1 Plan."

ADMINISTRATOR

      The Fund pays an administration fee as set forth in the Prospectus to cover expenses incurred by Participating Insurance Companies in connection with the administration of the Fund, Accounts and the Contracts. First Trust also pays an additional administrative fee to Participating Insurance Companies for the Fund as set forth in the Fund's Prospectus. The services provided by Participating Insurance Companies shall include, among others, the following:
(i) coordinating matters relating to the operation of the Accounts with the Fund, including any necessary coordination with the custodian, transfer agent, dividend disbursing agent, recordkeeping agent, accountants, attorneys, and other parties performing services or operational functions for the Fund; (ii) coordinating the preparation of the necessary documents with the SEC and other federal and state regulatory authorities as may be required; (iii) taking such other action as may be required by applicable law with respect to the foregoing, including without limitation the rules and regulations of the SEC and of state insurance authorities and other regulatory agencies; and (iv) coordinating with First Trust regarding investment limitations and parameters imposed on funding vehicles for variable annuities by the insurance laws of the various states and by the Code. As of the date of this SAI, the Fund has not yet commenced operations or paid fees to Participating Insurance Companies.

      Participating Insurance Companies also make their officers and employees available to the Trustees and officers of the Trust for consultation and discussions regarding the operations of Accounts and the Contracts in connection with the administration of the Fund and services provided to the Fund.

TRANSFER AGENT

      Bny Mellon Investment Servicing (US) Inc. ("BNY"), With corporate offices at 301 Bellevue Parkway, Wilmington, Delaware 19809, serves as the transfer and dividend disbursing agent for the Fund pursuant to a Transfer Agency Agreement dated [___________] (the "Transfer Agency Agreement"). Under the Transfer Agency Agreement, BNY maintains member registrations; performs services relating to member trading activity; and provides purchase and redemption services in accordance with instruction from the Trust.

ADMINISTRATION AND ACCOUNTING SERVICES AGREEMENT

      BNY also serves as the Trust's administrator and fund accounting agent pursuant to an Administration and Accounting Services Agreement dated as of [_____________] (the "Administration Agreement"). BNY has agreed to furnish to the Trust statistical and research data, clerical, accounting and bookkeeping services, and certain other services required. In addition, BNY has agreed to prepare and file various reports with appropriate regulatory agencies. The Administration Agreement provides that BNY shall be obligated to exercise care and diligence in the performance of its duties, to act in good faith and to use its best efforts, within reasonable limits, in performing services thereunder. BNY shall be responsible for failure to perform its duties under the Administration Agreement arising out of its willful misfeasance, bad faith, gross negligence or reckless disregard. The Administration Agreement provides that BNY shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust or the Fund in connection with the performance of the agreement, except a loss resulting from willful misfeasance, gross negligence or reckless disregard by it of its duties and obligations thereunder. As of the date of this SAI, the Fund has not yet commenced operations or paid fees to BNY pursuant to the Administration Agreement.

CUSTODIAN

      The custodian has custody of all securities and cash of the Trust maintained in the United States and attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Fund. The Bank of New York Mellon Corporation ("BONY") acts as custodian for the Fund.

      Pursuant to a letter agreement, the Trust has agreed to pay BONY fees for services provided under the Custodian Agreement dated [________].

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      The Fund's independent registered public accounting firm, Deloitte & Touche LLP ("Deloitte"), 111 South Wacker Drive, Chicago, Illinois 60606, audits the Fund's financial statements and performs other related audit services.

                                RULE 12B-1 PLAN

      The Trust has adopted a plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, which provides that Shares of the Fund will be subject to an annual service fee. The Trust has adopted the Plan to encourage each Participating Insurance Company to provide services to owners of Shares of the Fund and to promote future sales of the Fund.

      First Trust Portfolios serves as selling agent of the Fund. In this capacity, First Trust Portfolios manages the offering of the Fund's Shares and is responsible for all sales and promotional activities. In order to compensate First Trust Portfolios for its costs in connection with these activities, the Fund has adopted a service plan under Rule 12b-1 under the 1940 Act. First Trust Portfolios uses the service fee to compensate each Participating Insurance Company for providing account services to Contract owners. These services include establishing and maintaining Contract owners' accounts, supplying information to Contract owners, delivering fund materials to Contract owners, answering inquiries, and providing other personal services to Contract owners. The Fund may spend up to .25% per year of the average daily net assets of its Shares as a service fee under the Plan. In addition, the Plan permits First Trust to use a portion of its advisory fee to compensate First Trust Portfolios for expenses incurred in connection with the sale of the Fund's Shares including, without limitation, compensation of its sales force, expenses of printing and distributing Prospectus to persons other than shareholders or Contract owners, expenses of preparing, printing and distributing advertising and sales literature and reports to sharesholders and Contract owners used in connection with the sale of the Fund's Shares, certain other expenses associated with the servicing of Shares of the Fund, and any service-related expenses that may be authorized from time to time by the Board of Trustees.

      Under the Trust's Plan, the Trust will report quarterly to the Board of Trustees for its review all amounts expended under the Plan. The Plan may be terminated at any time with respect to the Fund, without the payment of any penalty, by a vote of a majority of the Trustees who are not "interested persons" and who have no direct or indirect financial interest in the Plan or by vote of a majority of the outstanding voting securities of the Fund. The Plan may be renewed from year to year if approved by a vote of the Board of Trustees and a vote of the non interested Trustees who have no direct or indirect financial interest in the Plan cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be continued only if the Trustees who vote to approve such continuance conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under the applicable law, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan may not be amended to increase materially the cost which the Fund may bear under the Plan without the approval of the shareholders of the Fund, and any other material amendments of the Plan must be approved by the Independent Trustees by a vote cast in person at a meeting called for the purpose of considering such amendments. During the existence of the Plan, the selection and nomination of the Independent Trustees of the Trust will be committed to the discretion of the Independent Trustees then in office.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES

In addition to the administrative fees and certain payments related to 12b-1 service fees paid by First Trust Portfolios to Participating Insurance Companies and other financial intermediaries as previously described, First Trust or its affiliates may from time to time make additional payments, out of its own resources, to Participating Insurance Companies or other financial intermediaries that sell Shares of the Fund in order to promote the sales and retention of Fund Shares by those firms and their customers. The amounts of these payments vary by Participating Insurance Company or financial intermediary and, with respect to a given firm, are typically calculated by reference to the amount of the firm's recent gross sales of Fund Shares and/or total assets of the Fund held by the firm's customers. The level of payments that First Trust is willing to provide to a particular Participating Insurance Company or financial intermediary may be affected by, among other factors, the firm's total assets held in and recent net investments into the Fund, the firm's level of participation in Fund sales and marketing programs and the firm's compensation program for its registered representatives who sell Fund Shares and provide services to Fund shareholders. First Trust or its affiliates may also make payments to Participating Insurance Companies or financial intermediaries in connection with sales meetings, due diligence meetings, prospecting seminars and other meetings at which First Trust or its affiliates promotes its products and services. First Trust may also make payments to Participating Insurance Companies or certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by First Trust under this category of services may be charged back to the Fund, subject to approval by the Board.

                             BROKERAGE ALLOCATIONS

      First Trust is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund's securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business. It is the policy of First Trust to seek the best execution at the best security price available with respect to each transaction, and with respect to brokered transactions in light of the overall quality of brokerage and research services provided to First Trust and its clients. The best price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Purchases may be made from underwriters, dealers, and, on occasion, the issuers. Commissions will be paid on the Fund's Futures and options transactions, if any. The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads. The Fund may pay mark-ups on principal transactions. In selecting broker/dealers and in negotiating commissions, First Trust considers, among other things, the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. Fund portfolio transactions may be effected with broker/dealers who have assisted investors in the purchase of policies.

      Section 28(e) of the 1934 Act permits an investment advisor, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include: (a) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). Such brokerage and research services are often referred to as "soft dollars." First Trust has advised the Board of Trustees that it does not currently intend to use soft dollars.

      Notwithstanding the foregoing, in selecting brokers, First Trust may in the future consider investment and market information and other research, such as economic, securities and performance measurement research, provided by such brokers, and the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if First Trust determines in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker to First Trust or the Trust. In addition, First Trust must determine that the research information received in this manner provides the Fund with benefits by supplementing the research otherwise available to the Fund. The Investment Advisory and Management Agreement provides that such higher commissions will not be paid by the Fund unless the advisor determines in good faith that the amount is reasonable in relation to the services provided. The investment advisory fees paid by the Fund to First Trust under the Investment Advisory and Management Agreement would not be reduced as a result of receipt by First Trust of research services.

      First Trust places portfolio transactions for other advisory accounts advised by it, and research services furnished by firms through which the Fund effect their securities transactions may be used by First Trust in servicing all of its accounts; not all of such services may be used by First Trust in connection with the Fund. First Trust believes it is not possible to measure separately the benefits from research services to each of the accounts (including the Fund) advised by it. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, First Trust believes such costs to the Fund will not be disproportionate to the benefits received by the Fund on a continuing basis. First Trust seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations between the Fund and other advisory accounts, the main factors considered by First Trust are the respective investment objectives, the relative size of portfolio holding of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

BROKERAGE COMMISSIONS

      As of the date of this SAI, the Fund has not paid any brokerage commissions.

                              MARKET TIMING POLICY

      The Fund has adopted a market timing/frequent trading policy (the "Market Timing Policy"). Market timing may be generally described as the practice of frequently buying and selling investment company shares in order to take advantage of a perceived arbitrage opportunity. Most often the practice has involved funds that invest principally in non-U.S. securities. Market timing can have negative consequences for long-term investors in the Fund. First of all, the practice has the effect of "siphoning" a portion of the fund's gains and effectively diluting the returns to long-term investors. Additionally, if such activity occurs frequently and involves large amounts it will affect how the portfolio manager manages the fund (likely forcing the manager to hold a larger portion of the fund's assets in cash or otherwise interfering with the efficient management of the portfolio). The practice would also likely have the effect of increasing transaction costs, which would be borne by all investors. All interests of the Fund are issued to, and redeemed from, Accounts. Furthermore, such sales and redemptions are affected only in response to purchases and redemptions of the related variable annuity sub-accounts sold by Participating Insurance Companies to their policyholders or transfers among the sub-accounts. Therefore, the Fund's risk of exposure to market timing is limited to such attempts as might be made through the sub-accounts.

      Due to the fact that all Shares of the Fund are issued to, and redeemed from, Accounts, it is difficult for the Fund to monitor trading by a particular investor. In addition, the Fund may rely on each Participating Insurance Company to adopt policies and procedures or may rely on its own policies and procedures with respect to transfers into or from the Account. In addition, First Trust's portfolio management personnel will monitor activity within the Fund's portfolio and will report any unusual activity to the Trust's Chief Compliance Officer.

               POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS

      The Trust has adopted a policy regarding the disclosure of portfolio holdings (the "Disclosure Policy"). The purpose of the Disclosure Policy is to outline the Fund's policies and procedures with respect to the disclosure of portfolio holdings in order to comply with SEC requirements.

      A listing of the portfolio holdings of the Fund generally shall not be provided to any person, including any investor of the Fund, until such time as the portfolio holdings have been filed with the SEC on Form N-Q or Form N-CSR, as applicable, and posted on the Fund's website. Any person, including any investor of the Fund that requests a listing of the Fund's portfolio holdings, shall be provided with the portfolio holdings list most recently made publicly available pursuant to this Disclosure Policy (and/or portfolio holdings as of earlier periods that previously have been made publicly available, if requested).

      Neither the Fund, the Advisor nor any other party shall receive any compensation whatsoever in connection with the disclosure of information about the Fund's portfolio securities.


      The Fund may on occasion release certain nonpublic portfolio information to selected parties if (i) the Trust's Chief Compliance Officer determines such disclosure in consistent with a legitimate business purpose of the Fund; and
(ii) the recipient is subject to a duty of confidentiality with respect to the information, including a duty not to trade on the nonpublic information. In this connection, selective disclosure of portfolio holdings will be made on an ongoing basis in the normal course of investment and administrative operations to service providers, which, to the best of the Trust's knowledge, include proxy voting services (ISS), fund accountants and custodians, as well as their financial printers and mailing service (BNY, The Bank of New York Mellon, GComm, Fitzgerald Marketing Communications and Broadridge Financial Solutions, Inc.), performance attribution vendors (Factset Research Systems), tracking agencies (Lipper, Inc., Morningstar, Inc., Standard & Poor s and Thomson Financial), accounting and auditing services (Deloitte) and legal counsel to the Fund, the Independent Trustees or investment advisor (Vedder Price P.C. and Chapman and Cutler LLP). All such third parties shall be bound by a Code of Ethics or similar insider trading policy or confidentiality agreement prohibiting their use of any portfolio holdings information in an improper manner.

      The Disclosure Policy will be monitored by the Trust's Chief Compliance Officer. Any violations of the Disclosure Policy will be reported by the Trust's Chief Compliance Officer to the Trust's Board of Trustees at the next regularly scheduled Board meeting.

      These procedures were designed to ensure that disclosure of information about portfolio securities is in the best interests of Fund shareholders, including the procedures to address conflicts between the interests of Fund shareholders, on the one hand, and those of the Fund's investment advisor; principal underwriter; or any affiliated person of the Fund, its investment advisor, or its principal underwriter, on the other.

                   VOTING RIGHTS AND GENERAL FUND INFORMATION

      Shareholders are entitled to one vote for each Share held. Shareholders may vote on the election of Trustees and on other matters submitted to meetings of shareholders.

      To the extent required by applicable law, Participating Insurance Companies will solicit voting instructions from owners of variable annuity and variable life insurance Contracts. All Shares in the Fund will be voted by Participating Insurance Companies in accordance with voting instructions received from such Contract owners. A Participating Insurance Company will vote all of the Shares, which it is entitled to vote in the same proportion as the voting instructions given by Contract owners, on the issues presented. Participating Insurance Companies will also vote all Shares owned in their own names proportional to such ownership. As a result of this proportional voting, a small number of Contract owners may have to ability to determine the outcome of any item voted on by the Fund.


      Each issued and outstanding Share of the Fund is entitled to participate equally in dividends and distributions, if any, declared by the Fund, and in the net assets of the Fund remaining upon liquidation or dissolution after outstanding liabilities are satisfied. The Shares of the Fund, when issued, are fully paid and non-assessable. They have no preemptive, conversion, cumulative dividend or similar rights. The Fund can only be owned by Accounts. Shares in the Fund do not have cumulative rights. This means that owners of more than half of the Trust's Shares voting for election of Trustees can elect all the Trustees if they so choose. Then, the remaining shareholders would not be able to elect any Trustees.

      The Board of Trustees has the right to establish additional series in the future, to change Fund series and to determine the preferences, voting powers, rights and privileges thereof.

      The Fund is not required and does not intend to hold annual meetings of shareholders. Shareholders owning more than 10% of the outstanding Shares of the Fund have the right to call a special meeting to remove Trustees or for any other purpose.

                  PURCHASES, REDEMPTIONS AND PRICING OF SHARES

      Accounts will purchase Shares of the Fund at their net asset value. Shares are purchased using premiums received on Contracts issued by Accounts. Accounts are funded by Shares of the Fund.

      All investments in the Trust are credited to the shareholder's account in the form of full and fractional Shares of the Fund (rounded to the nearest 1/1000 of an Share). The Trust does not issue Share certificates.

      As stated in the Prospectus, the NAV of the Fund's Shares is determined once each day the New York Stock Exchange (the "NYSE") is open at the close of the regular trading session on the NYSE (normally 4:00 p.m., Eastern time, Monday through Friday). The NAV of the Fund's Shares is not determined on days when the NYSE is closed. The NYSE holidays are generally: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

      The per Share NAV of the Fund is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of Shares outstanding. The Fund's NAV may not be calculated on days during which the Fund receives no orders to purchase Shares and no Shares are tendered for redemption. In determining NAV, portfolio securities for the Fund for which accurate market quotations are readily available will be valued by the fund accounting agent as follows:

             (1) Common stocks and other equity securities listed on any national or foreign exchange other than NASDAQ(R) and the London Stock Exchange Alternative Investment Market ("AIM") will be valued at the last sale price on the business day as of which such value is being determined. Securities listed on NASDAQ(R) or AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day or no official closing price in the case of securities traded on NASDAQ(R) and AIM, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.

             (2) Securities traded in the over-the-counter market are valued at their closing bid prices.

             (3) Exchange traded options and Futures Contracts will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options and futures contracts will be valued at the mean between the last bid and asked price. Over-the-counter options and Futures Contracts will be valued at their closing bid prices.

             (4) Forward foreign currency exchange contracts which are traded in the United States on regulated exchanges, will be valued by calculating the mean between the last bid and asked quotations supplied to a pricing service by certain independent dealers in such contracts.

      In addition, the following types of securities will be valued as follows:

             (1) Fixed income securities with a remaining maturity of 60 days or more will be valued by the fund accounting agent using a pricing service. When price quotes are not available, fair value is based on prices of comparable securities.

             (2) Fixed income securities maturing within 60 days are valued by the Fund accounting agent on an amortized cost basis.

             (3) Repurchase agreements will be valued as follows: Overnight repurchase agreements will be valued at cost. Term repurchase agreements (i.e., those whose maturity exceeds seven days) will be valued by the Pricing Committee of First Trust at the average of the bid quotations obtained daily from at least two recognized dealers.

             (4) Structured Products, including currency-linked notes, credit-linked notes and other similar instruments, will be valued by the Fund accounting agent using a pricing service or quotes provided by the selling dealer or financial institution. When price quotes are not available, fair market value is based on prices of comparable securities. Absent a material difference between the exit price for a particular structured product and the market rates for similar transactions, the structured product will be valued at its exit price.

             (5) Interest rate swaps and credit default swaps will be valued by the Fund accounting agent using a pricing service or quotes provided by the selling dealer or financial institution. When price quotes are not available, fair market value is based on prices of comparable securities. Absent a material difference between the exit price for a particular swap and the market rates for similar transactions, the swap will be valued at its exit price.

      The value of any portfolio security held by the Fund for which market quotations are not readily available will be determined by the First Trust Pricing Committee pursuant to procedures adopted by the Board of Trustees in a manner that most fairly reflects fair value of the security on the valuation date, based on a consideration of all available information.

      Certain securities that may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or First Trust at fair value. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Board of Trustees and in accordance with the provisions of the 1940 Act. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of Fund NAV (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and, a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of an issue of securities would appear to be the amount, which the owner might reasonably expect to receive for them upon their current sale. A variety of factors may be considered in determining the fair value of such securities.

      The Trust may suspend the right of redemption for the Fund only under the following unusual circumstances: (a) when the NYSE is closed (other than weekends and holidays) or trading is restricted; (b) when trading in the markets normally utilized is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable; or (c) during any period when the SEC may permit.

TAX STATUS

      The Trust currently intends to be treated as a "regulated investment company" under Subchapter M of the Code.



                       CERTAIN FEDERAL INCOME TAX MATTERS

      The Fund intends to qualify annually and to elect to be treated as a "regulated investment company" under the Internal Revenue Code of 1986 (the "Code"). All of the beneficial interests in the Fund are expected to be held by the Accounts of the Participating Insurance Companies and public access to the Fund is expected to be available exclusively through the purchase of a variable annuity or a variable life insurance contracts (the "Contracts") offered by Participating Insurance Companies. This section does not discuss the federal income tax consequences of investing in the Fund or of owning the Contracts. This may not be sufficient for the purpose of avoiding penalties under federal tax law. Participating Insurance Companies and owners of Contracts should seek advice based on their individual circumstances from their own tax advisor. Tax disclosure relating to the Contracts that offer the Fund as an investment alternative is to be contained in the prospectus for those Contracts.

      Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts on which variable annuity and variable life insurance contracts such as the Contracts are based. Failure to satisfy those standards at any time would result in imposition of Federal income tax on a Contract owner in a manner different from, and generally less favorable than, the federal income tax treatment otherwise applicable to owners of variable annuity and variable life insurance contracts. Generally, if all of the beneficial interests in the Fund are held by segregated asset accounts of insurance companies and public access to the Fund is available exclusively through the purchase of certain variable contracts, the segregated asset accounts are treated as holding a pro rata portion of each asset of the Fund directly for purposes of the diversification rules of Section 817(h) of the Code.

      Section 817(h)(2) provides that a segregated asset account upon which contracts such as the Contracts is based is treated as meeting the diversification standards if, as of the close of each quarter, the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of the value of those assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies. The Treasury Regulations amplify the diversification standards set forth in Section 817(h) and provide an alternative to the provision described above. Under the regulations, the investments of a segregated asset account generally will be deemed adequately diversified only if: (i) no more than 55% of the value of the total assets of the account is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these Regulations, all securities of the same issuer are treated as a single investment, but in the case of government securities, each United States government agency or instrumentality is treated as a separate issuer.

      The Fund will be managed with the intention of complying with these diversification requirements. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which could affect the investment performance of the Fund.

                              RATINGS DESCRIPTIONS

STANDARD AND POOR'S FINANCIAL SERVICES LLC

      Issuer credit ratings are based, in varying degrees, on Standard & Poor's analysis of the following considerations:

      o Likelihood of payment--capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

      o     Nature of and provisions of the obligation;

      o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

      Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

      AAA: An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

      AA: An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

      A: An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

      BBB: An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

      BB, B, CCC, CC, and C: Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

      BB: An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

      B: An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

      CCC: An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

      CC: An obligation rated 'CC' is currently highly vulnerable to nonpayment.

      C: A 'C' rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the 'C' rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

      D: An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due, unless Standard & Poor's believes that such payments will be made within the shorter of the stated grace period but not longer than five business days. Both a longer stated grace period and the absence of a stated grace period are irrelevant. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation's rating is lowered to 'D' upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

      Plus (+) or minus (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

      NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

FITCH, INC.

      Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns and insurance companies, are generally assigned Issuer Default Ratings (IDRs). IDRs opine on an entity's relative vulnerability to default on financial obligations. The "threshold" default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts, although the agency recognizes that issuers may also make pre-emptive and therefore voluntary use of such mechanisms.

      In aggregate, IDRs provide an ordinal ranking of issuers based on the agency's view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default. For historical information on the default experience of Fitch-rated issuers, please consult the transition and default performance studies available from the Fitch Ratings website.

      AAA: Highest credit quality.'AAA' ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

      AA: Very high credit quality. 'AA' ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

      A: High credit quality. 'A' ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

      BBB: Good credit quality. 'BBB' ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

      BB: Speculative. 'BB' ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

      B: Highly speculative. 'B' ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

      CCC: Substantial credit risk. Default is a real possibility.

      CC: Very high levels of credit risk. Default of some kind appears probable.

      C: Exceptionally high levels of credit risk Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a 'C' category rating for an issuer include:

      o the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

      o the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

      o Fitch Ratings otherwise believes a condition of 'RD' or 'D' to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

      RD: Restricted default. 'RD' ratings indicate an issuer that in Fitch Ratings' opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased operating. This would include:

      o the selective payment default on a specific class or currency of debt;

      o the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

      o the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

      o execution of a distressed debt exchange on one or more material financial obligations.

      D: Default. 'D' ratings indicate an issuer that in Fitch Ratings' opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

      Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

      "Imminent" default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

      In all cases, the assignment of a default rating reflects the agency's opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer's financial obligations or local commercial practice.

      Note: The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-Term IDR category, or to Long-Term IDR categories below 'B'.

MOODY'S INVESTORS SERVICE, INC.

      Moody's long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody's Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

      Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

      Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

      A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

      Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

      Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

      B: Obligations rated B are considered speculative and are subject to high credit risk.

      Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

      Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

      C: Obligations rated C are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest. Note:
Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                             ADDITIONAL INFORMATION

SHAREHOLDER INQUIRIES

      All inquiries regarding the Trust should be directed to the Trust at (800) 621-1675 or by writing the Trust at 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187.

                                   APPENDIX A


                   2012 U.S. Proxy Voting Concise Guidelines




                               December 20, 2011


--------------------------------------------------------------------------------

                    Institutional Shareholder Services Inc.

                   2012 U.S. PROXY VOTING CONCISE GUIDELINES


    THE POLICIES CONTAINED HEREIN ARE A SAMPLING OF SELECT, KEY PROXY VOTING
         GUIDELINES AND ARE NOT EXHAUSTIVE. A FULL LISTING OF ISS' 2012
                    PROXY VOTING GUIDELINES CAN BE FOUND AT

         HTTP://WWW.ISSGOVERNANCE.COM/FILES/2012USSUMMARYGUIDELINES.PDF


ROUTINE/MISCELLANEOUS

AUDITOR RATIFICATION

Vote FOR proposals to ratify auditors, unless any of the following apply:

      o An auditor has a financial interest in or association with the company, and is therefore not independent;

      o There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position;

      o Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

      o Fees for non-audit services ("Other" fees) are excessive. Non-audit fees are excessive if:

      o Non-audit ("other") fees >audit fees + audit-related fees + tax compliance/preparation fees

                                   o o o o o


BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees should be determined CASE-BY-CASE. Four fundamental principles apply when determining votes on director nominees:

      1.    Board Accountability

      2.    Board Responsiveness

      3.    Director Independence

      4.    Director Competence

1. BOARD ACCOUNTABILITY

Vote AGAINST(1) or WITHHOLD from the entire board of directors (except new nominees(2), who should be considered CASE-BY-CASE) for the following:

PROBLEMATIC TAKEOVER DEFENSES:

     CLASSIFIED BOARD STRUCTURE:

-------------------

1 In general, companies with a plurality vote standard use "Withhold" as the contrary vote option in director elections; companies with a majority vote standard use "Against". However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

2 A "new nominee" is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If ISS cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a "new nominee" if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

1.1. The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election -- any or all appropriate nominees (except new) may be held accountable;

DIRECTOR PERFORMANCE EVALUATION:

1.2. The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company's four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company's five-year total shareholder return and five-year operational metrics. Problematic provisions include but are not limited to:

      o     A classified board structure;

      o     A supermajority vote requirement;

      o Either a plurality vote standard in uncontested director elections or a majority vote standard with no plurality carve-out for contested elections;

      o     The inability of shareholders to call special meetings;

      o     The inability of shareholders to act by written consent;

      o     A dual-class capital structure; and/or

      o     A non-shareholder- approved poison pill.

POISON PILLS:

1.3. The company's poison pill has a "dead-hand" or "modified dead-hand" feature. Vote WITHOLD or AGAINST every year until this feature is removed;

1.4. The board adopts a poison pill with a term of more than 12 months ("long-term pill"), or renews any existing pill, including any "short-term" pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually elected boards at least once every three years, and vote AGAINST or WITHHOLD votes from all nominees if the company still maintains a non-shareholder-approved poison pill. This policy applies to all companies adopting or renewing pills after the announcement of this policy (Nov. 19, 2009); or

1.5. The board makes a material adverse change to an existing poison pill without shareholder approval.

Vote CASE-BY-CASE on all nominees if:

1.6. The board adopts a poison pill with a term of 12 months or less ("short-term pill") without shareholder approval, taking into account the following factors:

      o The date of the pill's adoption relative to the date of the next meeting of shareholders- i.e. whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;

      o     The issuer's rationale;

      o     The issuer's governance structure and practices; and

      o     The issuer's track record of accountability to shareholders.


PROBLEMATIC AUDIT-RELATED PRACTICES

Generally vote AGAINST or WITHHOLD from the members of the Audit Committee if:

1.7. The non-audit fees paid to the auditor are excessive (see discussion under "Auditor Ratification"); 1.8. The company receives an adverse opinion on the company's financial statements from its auditor; or 1.9. There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-BY-CASE on members of the Audit Committee and potentially the full board if:

1.10. Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence and duration, as well as the company's efforts at remediation or corrective actions, in determining whether WITHHOLD/AGAINST votes are warranted.

PROBLEMATIC COMPENSATION PRACTICES/PAY FOR PERFORMANCE MISALIGNMENT

In the absence of an Advisory Vote on Executive Compensation ballot item, or, in egregious situations, vote

AGAINST or WITHHOLD from the members of the Compensation Committee and potentially the full board if:

1.11. There is a significant misalignment between CEO pay and company performance (pay for performance); 1.12. The company maintains significant problematic pay practices; 1.13. The board exhibits a significant level of poor communication and responsiveness to shareholders; 1.14. The company fails to submit one-time transfers of stock options to a shareholder vote; or 1.15. The company fails to fulfill the terms of a burn rate commitment made to shareholders.

Vote CASE-BY-CASE on Compensation Committee members (or, in exceptional cases, the full board) and the Management Say-on-Pay proposal if:

1.16. The company's previous say-on-pay proposal received the support of less than 70 percent of votes cast, taking into account:

      o     The company's response, including:

      o Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

      o Specific actions taken to address the issues that contributed to the low level of support;

      o Other recent compensation actions taken by the company; o Whether the issues raised are recurring or isolated; o The company's ownership structure; and

      o Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

GOVERNANCE FAILURES

Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board, due to:

1.17. Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;

1.18. Failure to replace management as appropriate; or 1.19. Egregious actions related to a director's service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.


2. BOARD RESPONSIVENESS

Vote AGAINST or WITHHOLD from the entire board of directors (except new nominees, who should be considered CASE-BY-CASE) if:

2.1. The board failed to act on a shareholder proposal that received the support of a majority of the shares outstanding the previous year;

2.2. The board failed to act on a shareholder proposal that received the support of a majority of shares cast in the last year and one of the two previous years;

2.3. The board failed to act on takeover offers where the majority of shares are tendered;

2.4. At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote; or

2.5. The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the majority of votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency.

Vote CASE-BY-CASE on the entire board if:

2.6. The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received a plurality, but not a majority, of the votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency, taking into account:

      o The board's rationale for selecting a frequency that is different from the frequency that received a plurality;

      o     The company's ownership structure and vote results;

      o ISS' analysis of whether there are compensation concerns or a history of problematic compensation practices; and

      o The previous year's support level on the company's say-on-pay proposal.

3. DIRECTOR INDEPENDENCE

Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Categorization of Directors) when:

3.1. The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

3.2. The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

3.3. The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or

3.4.  Independent directors make up less than a majority of the directors.

4. DIRECTOR COMPETENCE

ATTENDANCE AT BOARD AND COMMITTEE MEETINGS:

Vote AGAINST or WITHHOLD from the entire board of directors (except new nominees, who should be considered CASE-BY-CASE) if:

4.1. The company's proxy indicates that not all directors attended 75 percent of the aggregate board and committee meetings, but fails to provide the required disclosure of the names of the director(s) involved.

Generally vote AGAINST or WITHHOLD from individual directors who:

4.2. Attend less than 75 percent of the board and committee meetings (with the exception of new nominees). Acceptable reasons for director absences are generally limited to the following:

      o     Medical issues/illness;

      o     Family emergencies; and

      o     Missing only one meeting.

      These reasons for directors' absences will only be considered by ISS if disclosed in the proxy or another SEC filing. If the disclosure is insufficient to determine whether a director attended at least 75 percent of board and committee meetings in aggregate, vote AGAINST or WITHHOLD from the director.

OVERBOARDED DIRECTORS:

Vote AGAINST or WITHHOLD from individual directors who:

4.3.  Sit on more than six public company boards; or

4.4. Are CEOs of public companies who sit on the boards of more than two public companies besides their own- withhold only at their outside boards.

                                   o o o o o

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

      o Long-term financial performance of the target company relative to its industry;

      o     Management's track record;

      o     Background to the proxy contest;

      o     Qualifications of director nominees (both slates);

      o Strategic plan of dissident slate and quality of critique against management;

      o Likelihood that the proposed goals and objectives can be achieved (both slates);

      o     Stock ownership positions.

                                   o o o o o

PROXY ACCESS

ISS supports proxy access as an important shareholder right, one that is complementary to other best-practice corporate governance features. However, in the absence of a uniform standard, proposals to enact proxy access may vary widely; as such, ISS is not setting forth specific parameters at this time and will take a case-by-case approach in evaluating these proposals. Vote CASE-BY-CASE on proposals to enact proxy access, taking into account, among other factors:

      o     Company-specific factors; and

      o     Proposal-specific factors, including:

            o The ownership thresholds proposed in the resolution (i.e., percentage and duration);

            o The maximum proportion of directors that shareholders may nominate each year; and

            o The method of determining which nominations should appear on the ballot if multiple shareholders submit nominations.

                                   o o o o o

SHAREHOLDER RIGHTS & DEFENSES

EXCLUSIVE VENUE

Vote CASE-BY-CASE on exclusive venue proposals, taking into account:

      o Whether the company has been materially harmed by shareholder litigation outside its jurisdiction of incorporation, based on disclosure in the company's proxy statement; and

      o     Whether the company has the following good governance features:

            o     An annually elected board;

            o     A majority vote standard in uncontested director elections;
                  and

            o The absence of a poison pill, unless the pill was approved by shareholders.

                                   o o o o o

POISON PILLS- MANAGEMENT PROPOSALS TO RATIFY POISON PILL

Vote CASE-BY-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

      o     No lower than a 20% trigger, flip-in or flip-over;

      o     A term of no more than three years;

      o No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

      o Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company's existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

                                   o o o o o

POISON PILLS- MANAGEMENT PROPOSALS TO RATIFY A PILL TO PRESERVE NET OPERATING LOSSES (NOLS)

Vote AGAINST proposals to adopt a poison pill for the stated purpose of protecting a company's net operating losses ("NOLs") if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL. Vote CASE-BY-CASE on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:

      o The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);

      o     The value of the NOLs;

      o Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of
            NOLs);

      o The company's existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

      o     Any other factors that may be applicable.

                                   o o o o o

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Generally vote AGAINST management and shareholder proposals to restrict or prohibit shareholders' ability to act by written consent. Generally vote FOR management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:

      o     Shareholders' current right to act by written consent;

      o     The consent threshold;

      o     The inclusion of exclusionary or prohibitive language;

      o     Investor ownership structure; and

      o Shareholder support of, and management's response to, previous shareholder proposals.

Vote CASE-BY-CASE on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:

      o An unfettered(3) right for shareholders to call special meetings at a 10 percent threshold;

      o     A majority vote standard in uncontested director elections;

      o     No non-shareholder-approved pill; and

      o     An annually elected board.

                                   o o o o o


CAPITAL/RESTRUCTURING


COMMON STOCK AUTHORIZATION

Vote FOR proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.


-------------------

3 "Unfettered" means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.

Vote AGAINST proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.

Vote AGAINST proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.

Vote CASE-BY-CASE on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

      o     Past Board Performance:

            o The company's use of authorized shares during the last three years

      o     The Current Request:

            o Disclosure in the proxy statement of the specific purposes of the proposed increase;

            o Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and

            o The dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company's need for shares and total shareholder returns.

                                   o o o o o

PREFERRED STOCK AUTHORIZATION

Vote FOR proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.

Vote CASE-BY-CASE on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

      o     Past Board Performance:

            o The company's use of authorized preferred shares during the last three years;

      o     The Current Request:

            o Disclosure in the proxy statement of the specific purposes for the proposed increase;

            o Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request;

            o In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company's need for shares and total shareholder returns; and

            o Whether the shares requested are blank check preferred shares that can be used for antitakeover purposes.

                                   o o o o o

DUAL CLASS STRUCTURE

Generally vote AGAINST proposals to create a new class of common stock unless: o The company discloses a compelling rationale for the dual-class capital structure, such as:

      o The company's auditor has concluded that there is substantial doubt about the company's ability to continue as a going concern; or

            o     The new class of shares will be transitory;

      o The new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; and

      o The new class is not designed to preserve or increase the voting power of an insider or significant shareholder.

                                   o o o o o

MERGERS AND ACQUISITIONS

Vote CASE -BY- CASE on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

      o Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

      o Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

      o Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

      o Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

      o Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the "ISS Transaction Summary" section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

      o Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

                                   o o o o o


COMPENSATION

EXECUTIVE PAY EVALUATION

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

      1. Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

      2. Avoid arrangements that risk "pay for failure": This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

      3. Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

      4. Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

      5. Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers' pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

ADVISORY VOTES ON EXECUTIVE COMPENSATION- MANAGEMENT PROPOSALS (MANAGEMENT SAY-ON-PAY)

Vote CASE-BY-CASE on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.

Vote AGAINST Advisory Votes on Executive Compensation (Management Say-on-Pay -
MSOP) if:

      o There is a significant misalignment between CEO pay and company performance (pay for performance);

      o     The company maintains significant problematic pay practices;

      o The board exhibits a significant level of poor communication and responsiveness to shareholders.

Vote AGAINST or WITHHOLD from the members of the Compensation Committee and potentially the full board if:

      o There is no MSOP on the ballot, and an AGAINST vote on an MSOP is warranted due to pay for performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;

      o The board fails to respond adequately to a previous MSOP proposal that received less than 70 percent support of votes cast;

      o The company has recently practiced or approved problematic pay practices, including option repricing or option backdating; or

      o     The situation is egregious.


Vote AGAINST an equity plan on the ballot if:

      o A pay for performance misalignment is found, and a significant portion of the CEO's misaligned pay is attributed to non-performance-based equity awards, taking into consideration:

            o     Magnitude of pay misalignment;

            o Contribution of non-performance-based equity grants to overall pay; and

            o The proportion of equity awards granted in the last three fiscal years concentrated at the named executive officer (NEO) level.

PRIMARY EVALUATION FACTORS FOR EXECUTIVE PAY

Pay- for-Performance Evaluation
ISS annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the Russell 3000 index, this analysis considers the following:

      1.    Peer Group(4) Alignment:

            o The degree of alignment between the company's TSR rank and the CEO's total pay rank within a peer group, as measured over one-year and three-year periods (weighted 40/60);

            o The multiple of the CEO's total pay relative to the peer group median.

      2. Absolute Alignment: The absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years - i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.


-------------------

4 The peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for financial firms), and GICS industry group, via a process designed to select peers that are closest to the subject company, and where the subject company is close to median in revenue/asset size. The relative alignment evaluation will consider the company's rank for both pay and TSR within the peer group (for one- and three-year periods) and the CEO's pay relative to the median pay level in the peer group.

If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of non-Russell 3000 index companies, misaligned pay and performance are otherwise suggested, analyze the following qualitative factors to determine how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:

      o     The ratio of performance- to time-based equity awards;

      o     The ratio of performance-based compensation to overall compensation;

      o     The completeness of disclosure and rigor of performance goals;

      o     The company's peer group benchmarking practices;

      o Actual results of financial/operational metrics, such as growth in revenue, profit, cash flow, etc., both absolute and relative to peers;

      o Special circumstances related to, for example, a new CEO in the prior fiscal year or anomalous equity grant practices (e.g., biennial awards); and

      o     Any other factors deemed relevant.


Problematic Pay Practices

The focus is on executive compensation practices that contravene the global pay principles, including:

      o Problematic practices related to non-performance-based compensation elements;

      o     Incentives that may motivate excessive risk-taking; and

      o     Options Backdating.


PROBLEMATIC PAY PRACTICES RELATED TO NON-PERFORMANCE-BASED COMPENSATION ELEMENTS

Pay elements that are not directly based on performance are generally evaluated CASE-BY-CASE considering the context of a company's overall pay program and demonstrated pay-for-performance philosophy. Please refer to ISS' Compensation FAQ document for detail on specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best practices. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

      o Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);

      o Excessive perquisites or tax gross-ups, including any gross-up related to a secular trust or restricted stock vesting;

      o     New or extended agreements that provide for:

            o CIC payments exceeding 3 times base salary and average/target/most recent bonus;

            o CIC severance payments without involuntary job loss or substantial diminution of duties ("single" or "modified single" triggers);

            o CIC payments with excise tax gross-ups (including "modified" gross-ups).

INCENTIVES THAT MAY MOTIVATE EXCESSIVE RISK-TAKING

      o     Multi-year guaranteed bonuses;

      o A single or common performance metric used for short- and long-term plans;

      o     Lucrative severance packages;

      o     High pay opportunities relative to industry peers;

      o     Disproportionate supplemental pensions; or

      o Mega annual equity grants that provide unlimited upside with no downside risk.

Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.

OPTIONS BACKDATING

The following factors should be examined CASE-BY-CASE to allow for distinctions to be made between "sloppy" plan administration versus deliberate action or fraud:

      o Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

      o     Duration of options backdating;

      o     Size of restatement due to options backdating;

      o Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and

      o Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.

Board Communications and Responsiveness

Consider the following factors CASE-BY-CASE when evaluating ballot items related to executive pay on the board's responsiveness to investor input and engagement on compensation issues:

      o Failure to respond to majority-supported shareholder proposals on executive pay topics; or

      o Failure to adequately respond to the company's previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:

            o The company's response, including: (small black square) Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

                  o Specific actions taken to address the issues that contributed to the low level of support;

                  o     Other recent compensation actions taken by the company;

            o     Whether the issues raised are recurring or isolated;

            o     The company's ownership structure; and

            o Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

                                   o o o o o

FREQUENCY OF ADVISORY VOTE ON EXECUTIVE COMPENSATION (MANAGEMENT "SAY ON PAY")

Vote FOR annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies' executive pay programs.

                                   o o o o o

VOTING ON GOLDEN PARACHUTES IN AN ACQUISITION, MERGER, CONSOLIDATION, OR PROPOSED SALE

Vote CASE-BY-CASE on proposals to approve the company's golden parachute compensation, consistent with ISS' policies on problematic pay practices related to severance packages. Features that may lead to a vote AGAINST include:

      o Recently adopted or materially amended agreements that include excise tax gross-up provisions (since prior annual meeting);

      o Recently adopted or materially amended agreements that include modified single triggers (since prior annual meeting);

      o Single trigger payments that will happen immediately upon a change in control, including cash payment and such items as the acceleration of performance-based equity despite the failure to achieve performance measures;

      o Single-trigger vesting of equity based on a definition of change in control that requires only shareholder approval of the transaction (rather than consummation);

      o     Potentially excessive severance payments;

      o Recent amendments or other changes that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders;

      o In the case of a substantial gross-up from pre-existing/grandfathered contract: the element that triggered the gross-up (i.e., option mega-grants at low point in stock price, unusual or outsized payments in cash or equity made or negotiated prior to the merger); or

      o The company's assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote. ISS would view this as problematic from a corporate governance perspective.

In cases where the golden parachute vote is incorporated into a company's separate advisory vote on compensation ("management "say on pay"), ISS will evaluate the "say on pay" proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

                                   o o o o o

EQUITY-BASED AND OTHER INCENTIVE PLANS

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

      o     The total cost of the company's equity plans is unreasonable;

      o     The plan expressly permits repricing;

      o     A pay-for-performance misalignment is found;

      o The company's three year burn rate exceeds the burn rate cap of its industry group;

      o     The plan has a liberal change-of-control definition; or

      o     The plan is a vehicle for problematic pay practices.

                                   o o o o o


SOCIAL/ENVIRONMENTAL ISSUES

OVERALL APPROACH

When evaluating social and environmental shareholder proposals, ISS considers the following factors:

      o Whether adoption of the proposal is likely to enhance or protect shareholder value;

      o Whether the information requested concerns business issues that relate to a meaningful percentage of the company's business as measured by sales, assets, and earnings;

      o The degree to which the company's stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

      o Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;

      o Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

      o Whether the company's analysis and voting recommendation to shareholders are persuasive;

      o What other companies have done in response to the issue addressed in the proposal;

      o Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

      o Whether implementation of the proposal's request would achieve the proposal's objectives;

      o Whether the subject of the proposal is best left to the discretion of the board;

      o Whether the requested information is available to shareholders either from the company or from a publicly available source; and

      o Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

                                   o o o o o

POLITICAL SPENDING & LOBBYING ACTIVITIES

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

      o There are no recent, significant controversies, fines or litigation regarding the company's political contributions or trade association spending; and

      o The company has procedures in place to ensure that employee contributions to company-sponsored political action committees
            (PACs) are strictly voluntary and prohibit coercion.

Vote AGAINST proposals to publish in newspapers and other media the company's political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

Generally vote FOR proposals requesting greater disclosure of a company's political contributions and trade association spending policies and activities. However, the following will be considered:

      o The company's current disclosure of policies and oversight mechanisms related to its direct political contributions and payments to trade associations or other groups that may be used for political purposes, including information on the types of organizations supported and the business rationale for supporting these organizations; and

      o Recent significant controversies, fines, or litigation related to the company's political contributions or political activities.

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level; barring political contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

Vote CASE-BY-CASE on proposals requesting information on a company's lobbying activities, including direct lobbying as well as grassroots lobbying activities, considering:

      o The company's current disclosure of relevant policies and oversight mechanisms;

      o Recent significant controversies, fines, or litigation related to the company's public policy activities; and

      o The impact that the policy issues may have on the company's business operations.

                                   o o o o o

HYDRAULIC FRACTURING

Generally vote FOR proposals requesting greater disclosure of a company's (natural gas) hydraulic fracturing operations, including measures the company has taken to manage and mitigate the potential community and environmental impacts of those operations, considering:

      o The company's current level of disclosure of relevant policies and oversight mechanisms;

      o The company's current level of such disclosure relative to its industry peers;

      o Potential relevant local, state, or national regulatory developments; and

      o Controversies, fines, or litigation related to the company's hydraulic fracturing operations.

                                   o o o o o

DISCLOSURE/DISCLAIMER

This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the "Information") is the property of Institutional Shareholder Services Inc. (ISS), its subsidiaries, or, in some cases third party suppliers. The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies. The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY, AND FITNESS FOR A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits), or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

                                   o o o o o

                      First Trust Variable Insurance Trust
                           PART C - OTHER INFORMATION


ITEM 28.     EXHIBITS


EXHIBIT NO.  DESCRIPTION

   (a) Declaration of Trust of the Registrant and Establishment and Designation of Series Attached Thereto as Schedule A. (1)

   (b)       By-Laws of the Registrant. (3)

   (c)       Not Applicable.

   (d)       Investment Management Agreement. (3)

   (e)       Distribution Agreement. (3)

   (f)       Not Applicable.

   (g)       Custody Agreement between the Registrant and ______________. (3)

   (h)       (1) Transfer Agency Agreement between the Registrant and
             ___________. (3)

             (2) Administration and Accounting Agreement between the Registrant and _______________. (3)

             (3) Subscription Agreement. (3)

   (i)       (1) Opinion and Consent of Bingham McCutchen LLP dated ___________.
             (3)

             (2) Opinion and Consent of Chapman and Cutler LLP dated ___________. (3)

   (j)       Consent of Independent Registered Public Accounting Firm. (3)

   (k)       Not Applicable.

   (l)       Not Applicable.

   (m)       12b-1 Service Plan. (3)

   (n)       Not Applicable.

   (o)       Not Applicable.

   (p) (1) First Trust Advisors L.P., First Trust Portfolios L.P. Code of Ethics, amended on January 1, 2009. (2)

   (q) Powers of Attorney for Messrs. Bowen, Erickson, Kadlec and Keith authorizing James A. Bowen, Mark R. Bradley, W. Scott Jardine, Kristi A. Maher and Eric F. Fess to execute the Registration Statement. (2)

__________________

(1) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-178767) filed on December 27, 2011.

(2)   Filed herewith.

(3)   To be filed by amendment.


ITEM 29.     PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Not Applicable.


ITEM 30.     INDEMNIFICATION

      Section 9.5 of the Registrant's Declaration of Trust provides as follows:

      Section 9.5. Indemnification and Advancement of Expenses. Subject to the exceptions and limitations contained in this Section 9.5, every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

      No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

      The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.

      Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

      To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

      As used in this Section 9.5, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

      First Trust Advisors L.P. ("First Trust"), investment adviser to the Registrant, serves as adviser or subadviser to 14 mutual funds, 69 exchange-traded funds and 12 closed-end funds and is the portfolio supervisor of certain unit investment trusts. Its principal address is 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187.

      The principal business of certain of First Trust's principal executive officers involves various activities in connection with the family of unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP"). FTP's principal address is 120 East Liberty Drive, Suite 400 Wheaton, Illinois 60187.

      Information as to other business, profession, vocation or employment during the past two years of the officers and directors of First Trust is as follows:

NAME AND POSITION WITH FIRST TRUST                         EMPLOYMENT DURING PAST TWO YEARS

James A. Bowen, Managing Director/Chief Executive Officer  Managing Director, Chief Executive Officer (since
                                                           December 2010) and President (prior to December 2010),
                                                           FTP; Chairman of the Board of Directors, BondWave LLC
                                                           and Stonebridge Advisors LLC

Ronald D. McAlister, Managing Director                     Managing Director, FTP

Mark R. Bradley, Managing Director/Chief Financial         Managing Director, Chief Financial Officer and Chief
Officer/Chief Operating Officer                            Operating Officer (since December 2010), FTP; Chief
                                                           Financial Officer, BondWave LLC and Stonebridge Advisors LLC

Robert F. Carey, Chief Investment Officer and              Senior Vice President, FTP
Senior Vice President




NAME AND POSITION WITH FIRST TRUST                         EMPLOYMENT DURING PAST TWO YEARS

W. Scott Jardine, General Counsel                          General Counsel, FTP; Secretary of BondWave
                                                           LLC and Stonebridge Advisors LLC

Kristi A. Maher, Deputy General Counsel                    Deputy General Counsel, FTP

Erin Chapman, Assistant General Counsel                    Assistant General Counsel, FTP

John Vasko, Assistant General Counsel                      Assistant General Counsel, FTP

Amy Lum, Assistant General Counsel                         Assistant General Counsel (since November 2010), FTP;
                                                           Of Counsel, The Law Offices of Beau T. Grieman (August
                                                           2009 to March 2010); Associate, Perkins Coie (April 2008
                                                           to August 2009)

Heidemarie Gregoriev                                       Compliance Counsel, FTP

Lisa Weier, Assistant General Counsel                      Assistant General Counsel (since January 2011), FTP;
                                                           Associate, Chapman and Cutler LLP

R. Scott Hall, Managing Director                           Managing Director, FTP

Andrew S. Roggensack, Managing Director/President          Managing Director and President (since December 2010), FTP

Kathleen Brown, Senior Vice President and Chief            CCO and Senior Vice President, FTP
Compliance Officer

Elizabeth H. Bull, Senior Vice President                   Senior Vice President, FTP

Christopher L. Dixon, Senior Vice President                Senior Vice President, FTP

Jane Doyle, Senior Vice President                          Senior Vice President, FTP

James M. Dykas, Senior Vice President and Controller       Senior Vice President and Controller (since December 2010), FTP

Jon C. Erickson, Senior Vice President                     Senior Vice President, FTP

Ken Fincher, Senior Vice President                         Senior Vice President, FTP

Rosanne Gatta, Board Liaison Associate                     Board Liaison Associate (July 2010 to Present), FTA and
                                                           FTP; Assistant Vice President (February 2011 to July
                                                           2010), PNC Global Investment Servicing

Kenneth N. Hass, Senior Vice President                     Senior Vice President, FTP




NAME AND POSITION WITH FIRST TRUST                         EMPLOYMENT DURING PAST TWO YEARS

Jason T. Henry, Senior Vice President                      Senior Vice President, FTP

Daniel J. Lindquist, Senior Vice President                 Senior Vice President, FTP

David G. McGarel, Senior Vice President                    Senior Vice President, FTP

Mitchell Mohr, Senior Vice President                       Senior Vice President, FTP

Robert M. Porcellino, Senior Vice President                Senior Vice President, FTP

Alan M. Rooney, Senior Vice President                      Senior Vice President, FTP

Roger F. Testin, Senior Vice President                     Senior Vice President, FTP

Kyle Baker, Vice President                                 Vice President, FTP

Christina Knierim, Vice President                          Vice President, FTP

Todd Larson, Vice President                                Vice President, FTP

Ronda L. Saeli-Chiappe, Vice President                     Vice President, FTP

Stan Ueland, Vice President                                Vice President, FTP

Katherine Urevig, Vice President                           Vice President, FTP

Brad Bradley, Assistant Vice President                     Assistant Vice President, FTP

Katie D. Collins, Assistant Vice President                 Assistant Vice President, FTP

Chris Fallow, Assistant Vice President                     Assistant Vice President, FTP

Kristen Johanneson, Assistant Vice President               Assistant Vice President, FTP

Coleen D. Lynch, Assistant Vice President                  Assistant Vice President, FTP

Omar Sepulveda, Assistant Vice President                   Assistant Vice President, FTP

John H. Sherren, Assistant Vice President                  Assistant Vice President, FTP

Brian Wesbury, Chief Economist                             Chief Economist, FTP

Rob Stein, Senior Economist                                Senior Economist, FTP

ITEM 32.       PRINCIPAL UNDERWRITER

      (a) FTP serves as principal underwriter of the shares of the Registrant, First Trust Exchange-Traded Fund, First Trust Exchange-Traded Fund II, First Trust Exchange-Traded AlphaDEX(R) Fund, First Trust Exchange-Traded AlphaDEX(R) Fund II, First Trust Series Fund and the First Defined Portfolio Fund LLC. FTP serves as principal underwriter and depositor of the following investment companies registered as unit investment trusts: the First Trust Combined Series, FT Series (formerly known as the First Trust Special Situations Trust), the First Trust Insured Corporate Trust, the First Trust of Insured Municipal Bonds, and the First Trust GNMA. The name of each director, officer and partner of FTP is provided below.

      (b) Positions and Offices with Underwriter.

NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND

The Charger Corporation                   General Partner                     None

Grace Partners of DuPage L.P.             Limited Partner                     None

James A. Bowen                            Managing Director/Chief Executive   Trustee and Chairman of the Board
                                          Officer

Mark R. Bradley                           Managing Director/Chief Financial   President and Chief Executive
                                          Officer/Chief Operating Officer     Officer

James M. Dykas                            Senior Vice President/Controller    Treasurer, Chief Financial Officer
                                                                              and Chief Accounting Officer

Frank L. Fichera                          Managing Director                   None

Russell J. Graham                         Managing Director                   None

R. Scott Hall                             Managing Director                   None

Ronald D. McAlister                       Managing Director                   None

Richard A. Olson                          Managing Director                   None

Andrew S. Roggensack                      Managing Director/President         None

W. Scott Jardine                          General Counsel                     Secretary

Kristi A. Maher                           Deputy General Counsel              Chief Compliance Officer and
                                                                              Assistant Secretary

Erin Chapman                              Assistant General Counsel           Assistant Secretary

John Vasko                                Assistant General Counsel           None

Amy Lum                                   Assistant General Counsel           None

Lisa Weier                                Assistant General Counsel           None

Heidemarie Gregoriev                      Compliance Counsel                  None

Dan Affeto                                Senior Vice President               None




NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND

Bob Bartel                                Senior Vice President               None

Elizabeth H. Bull                         Senior Vice President               None

Robert F. Carey                           Senior Vice President               None

Patricia L. Costello                      Senior Vice President               None

Christopher L. Dixon                      Senior Vice President               None

Jane Doyle                                Senior Vice President               None

Jon C. Erickson                           Senior Vice President               None

Ken Fincher                               Senior Vice President               None

Wendy Flaherty                            Senior Vice President               None

Kenneth N. Hass                           Senior Vice President               None

Rosanne Gatta                             Board Liaison Associate             Assistant Secretary

Jason T. Henry                            Senior Vice President               None

Rich Jaeger                               Senior Vice President               None

Christian D. Jeppesen                     Senior Vice President               None

Christopher A. Lagioia                    Senior Vice President               None

Daniel J. Lindquist                       Senior Vice President               Vice President

David G. McGarel                          Senior Vice President               None

Mark R. McHenney                          Senior Vice President               None

Mitchell Mohr                             Senior Vice President               None

Paul E. Nelson                            Senior Vice President               None

Steve R. Nelson                           Senior Vice President               None

Robert M. Porcellino                      Senior Vice President               None

Steven R. Ritter                          Senior Vice President               None

Alan Rooney                               Senior Vice President               None

Francine Russell                          Senior Vice President               None




NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND

Brad A. Shaffer                           Senior Vice President               None

Brian Sheehan                             Senior Vice President               None

Andrew C. Subramanian                     Senior Vice President               None

Mark P. Sullivan                          Senior Vice President               None

Roger F. Testin                           Senior Vice President               Vice President

Gregory E. Wearsch                        Senior Vice President               None

Patrick Woelfel                           Senior Vice President               None

Kathleen Brown                            Senior Vice President; Chief        None
                                          Compliance Officer

Jonathan Ackerhalt                        Vice President                      None

Dan Affetto                               Vice President                      None

Lance Allen                               Vice President                      None

Jeff Ambrose                              Vice President                      None

Kyle Baker                                Vice President                      None

Carlos Barbosa                            Vice President                      None

Andrew Barnum                             Vice President                      None

Michael Bean                              Vice President                      None

Rob Biddinger                             Vice President                      None

Dan Blong                                 Vice President                      None

Bill Braasch                              Vice President                      None

Cory Bringle                              Vice President                      None

Mike Britt                                Vice President                      None

Alex Brozyna                              Vice President                      None

Nathan S. Cassel                          Vice President                      None

Joshua Crosley                            Vice President                      None

Michael Dawson                            Vice President                      None




NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND

Michael Darr                              Vice President                      None

Albert K. Davis                           Vice President                      None

Daren J. Davis                            Vice President                      None

Michael DeBella                           Vice President                      None

Sean Degnan                               Vice President                      None

Robert T. Doak                            Vice President                      None

Joel D. Donley                            Vice President                      None

Brett Egner                               Vice President                      None

Stacy Eppen                               Vice President                      None

Ben Ferwerdo                              Vice President                      None

Edward Foley                              Vice President                      None

Don Fuller                                Vice President                      None

John Gillis                               Vice President                      None

Joann Godbout                             Vice President                      None

Matt D. Graham                            Vice President                      None

William M. Hannold                        Vice President                      None

Mary Jane Hansen                          Vice President                      None

Gaby Harman                               Vice President                      None

Ryan Issakainen                           Vice President                      None

Rich Jacquemart                           Vice President                      None

Rick Johnson                              Vice President                      None

Greg Keefer                               Vice President                      None

Tom Knickerbocker                         Vice President                      None

Christina Knierim                         Vice President                      None

Thomas E. Kotcher                         Vice President                      None




NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND

Todd Larson                               Vice President                      None

Daniel Lavin                              Vice President                      None

Michael P. Leyden                         Vice President                      None

Keith L. Litavsky                         Vice President                      None

Eric Maisel                               Vice President                      None

Grant Markgraf                            Vice President                      None

Stephanie L. Martin                       Vice President                      None

Marty McFadden                            Vice President                      None

Nate Memmott                              Vice President                      None

Sean Moriarty                             Vice President                      None

John O'Sullivan                           Vice President                      None

David Pagano                              Vice President                      None

Scott Patton                              Vice President                      None

Brian K. Penney                           Vice President                      None

Blair R. Peterson                         Vice President                      None

Jason Peterson                            Vice President                      None

Craig Pierce                              Vice President                      None

Marisa Prestigiacomo                      Vice President                      None

Craig Prichard                            Vice President                      None

David A. Rieger                           Vice President                      None

James Rowlette                            Vice President                      None

Ronda L. Saeli-Chiappe                    Vice President                      None

Rikka Salrin                              Vice President                      None

Jeffrey M. Samuel                         Vice President                      None

Peter H. Sandford                         Vice President                      None




NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND

Debra K. Scherbring                       Vice President                      None

Timothy Schival                           Vice President                      None

Nim Short                                 Vice President                      None

Edward J. Sistowicz                       Vice President                      None

Cal Smith                                 Vice President                      None

Eric Stoiber                              Vice President                      None

Terry Swagerty                            Vice President                      None

Brian Taylor                              Vice President                      None

Kerry Tazakine                            Vice President                      None

Timothy Trudo                             Vice President                      None

Stanley Ueland                            Vice President                      Assistant Vice President

Bryan Ulmer                               Vice President                      None

Katherine Urevig                          Vice President                      None

Barbara E. Vinson                         Vice President                      None

Dan Waldron                               Vice President                      None

Jeff Westergaard                          Vice President                      None

Lewin M. Williams                         Vice President                      None

Jeffrey S. Barnum                         Assistant Vice President            None

Toby A. Bohl                              Assistant Vice President            None

Brad Bradley                              Assistant Vice President            None

Steve Claiborne                           Assistant Vice President            None

Katie D. Collins                          Assistant Vice President            None

Ann Marie Giudice                         Assistant Vice President/Treasurer  None

Debbie Del Giudice                        Assistant Vice President            None

Chris Fallow                              Assistant Vice President            None




NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND

Ken Harrison                              Assistant Vice President            None

Anita K. Henderson                        Assistant Vice President            None

James V. Huber                            Assistant Vice President            None

Kristen Johanneson                        Assistant Vice President            None

Daniel C. Keller                          Assistant Vice President            None

Coleen D. Lynch                           Assistant Vice President            Assistant Vice President

Robert J. Madeja                          Assistant Vice President            None

David M. McCammond-Watts                  Assistant Vice President            None

Michelle Parker                           Assistant Vice President            None

Steve Schwarting                          Assistant Vice President            None

Omar Sepulveda                            Assistant Vice President            None

John H. Sherren                           Assistant Vice President            None

Lee Sussman                               Assistant Vice President            None

Christopher J. Thill                      Assistant Vice President            None

Dave Tweeten                              Assistant Vice President            None

Thomas G. Wisnowski                       Assistant Vice President            None

* All addresses are
120 East Liberty Drive,
Wheaton Illinois 60187
unless otherwise noted.

         (c)   Not Applicable.


ITEM 33.     LOCATION OF ACCOUNTS AND RECORDS

      First Trust, 120 East Liberty Drive, Wheaton, Illinois 60187, maintains the Registrant's organizational documents, minutes of meetings, contracts of the Registrant and all advisory material of the investment adviser.

      The Bank of New York Mellon Corporation ("BONY"), 101 Barclay Street, New York, New York 10286, maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other requirement records not maintained by First Trust.

      BNY Mellon Investment Servicing (US) Inc. maintains all the required records in its capacity as transfer, accounting, dividend payment and interest holder service agent for the Registrant.


ITEM 34.     MANAGEMENT SERVICES

         Not Applicable.


ITEM 35.     UNDERTAKINGS

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Wheaton, and State of Illinois on the 11th day of April, 2012.

                                 FIRST TRUST VARIABLE INSURANCE TRUST



                                 By: /s/ Mark R. Bradley
                                     -----------------------------------------
                                      Mark R. Bradley, Chief Executive Officer

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                               TITLE                                 DATE

/s/ Mark R. Bradley                     President and Chief Executive         April 11, 2012
------------------------------------    Officer
    Mark R. Bradley

/s/ James M. Dykas                      Treasurer, Chief Financial Officer    April 11, 2012
------------------------------------    and Chief Accounting Officer
    James M. Dykas

                                                         )
James A. Bowen*                                  Trustee )
                                                         )
                                                         )
Richard E. Erickson*                             Trustee )
                                                         )
                                                         )
Thomas R. Kadlec*                                Trustee )                    BY: /s/ W. Scott Jardine
                                                         )                        ------------------------------
                                                         )                            W. Scott Jardine
Robert F. Keith*                                 Trustee )                            Attorney-In-Fact
                                                         )                            April 11, 2012
                                                         )
Niel B. Nielson*                                 Trustee )
                                                         )

* Original powers of attorney authorizing James A. Bowen, W. Scott Jardine and Eric F. Fess, to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed and filed as an exhibit herewith.

                               INDEX TO EXHIBITS

(p)(1) First Trust Advisors L.P., First Trust Portfolios L.P. Code of Ethics, amended on January 1, 2009

(q) Powers of Attorney for Messrs. Bowen, Erickson, Kadlec and Keith authorizing James A. Bowen, Mark R. Bradley, W. Scott Jardine, Kristi
         A. Maher and Eric F. Fess to execute the Registration Statement